UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21236

Dreyfus Premier Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	3/31/06

P:\Edgar Filings\Pending\720\NCSRS-720-5-06\formncsrsemi720.DOC

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
17	Notes to Financial Statements
24	Portfolio Information (Master Portfolio)
25	Statement of Investments (Master Portfolio)
32	Statement of Assets and Liabilities
(Master Portfolio)
33	Statement of Operations (Master Portfolio)
34	Statement of Changes in Net Assets
(Master Portfolio)
35	Financial Highlights (Master Portfolio)
36	Notes to Financial Statements (Master Portfolio)
45	Factors Considered by Board of Trustees
in Approving Advisory Agreement
(Master Portfolio)
52	Trustees and Officers (Master Portfolio)

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
International Equity Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Equity Fund, covering the six-month period from October 1, 2005, through March 31, 2006.

International stocks have continued to advance strongly,substantially outpacing their U.S. counterparts, on average, over the past six months. European mergers-and-acquisitions activity has been a key driver of international equity performance as “merger frenzy” has taken hold among utilities and financial companies in the region. The rallying Japanese market has been fueled by a revitalized domestic economy in the wake of long-awaited banking reforms. Finally, the emerging markets have continued to benefit from the adoption of sound fiscal policies and robust global demand for the natural resources they produce.

Our chief economist, Richard Hoey, currently expects continued global economic growth, which could support business fundamentals for many international companies. However, the global economic expansion may become more balanced as domestic demand expands and local economies rely less on exports to the United States. Clearly, changes in the global economic climate may benefit some areas of the international stock markets more than others. As always, we encourage you to talk with your financial advisor to discuss investment options and portfolio allocations that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 17, 2006

2

DISCUSSION OF FUND PERFORMANCE

Remi J. Browne, CFA and Peter S. Carpenter, CFA, Portfolio Managers

The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier International Equity Fund perform relative to its benchmark?

For the six-month period ended March 31, 2006, the fund produced total returns of 13.44% for its Class A shares, 13.03% for its Class B shares, 13.01% for its Class C shares, 13.59% for its Class R shares and 13.33% for its Class T shares.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”), produced a total return of 13.86% for the period.2

International stocks generally gained value during the reporting period, as economic conditions in Europe and Japan continued to exceed many analysts’ expectations, and most companies reported rising profits. However, the fund’s returns slightly lagged that of the MSCI EAFE Index, partly because investors in Japan favored more expensive growth-oriented companies over stocks with attractively valued business momentum.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company International Core Equity Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio.The fund (as used herein, “fund” refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances, at least 80% of its assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada. Although we generally seek to allocate assets among countries in accordance with the MSCI EAFE Index, deviations may occur. Similarly, we use the industry group allocations of the MSCI EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index.The fund also may invest

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

up to 25% of its assets in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in issuers located in any one emerging market country.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. We employ a bottom-up investment approach, which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth rate.

What other factors influenced the fund’s performance?

Stocks throughout the developed world posted attractive gains during the reporting period, led by markets in Portugal, Finland and Germany. As economic conditions in Europe improved, corporate earnings growth accelerated. In addition, mergers-and-acquisitions activity rebounded, government regulations on businesses were relaxed and many companies renegotiated labor agreements. Positive macroeconomic factors also helped support stock prices in Japan, which appears finally to have emerged from longstanding economic doldrums after implementing reforms to its banking system. As a result, Japan’s domestic economy benefited from more robust consumer spending, complementing ongoing strength among export-oriented businesses.

Basic materials and industrial companies generally demonstrated that they had the pricing power to prosper despite volatile energy and commodity prices. For example, shares of German tire and automobile parts maker Continental AG rose sharply when the company demonstrated that it could pass on rising raw materials prices to customers. Rautaruukki Oyj, a Finnish steel maker, benefited from robust industrial demand in the emerging markets, which enabled it to implement relatively large price increases.

In other market sectors, France’s financial services giant Societe Generale posted earnings that exceeded investors’ expectations due to greater trading and investment banking activity in global capital markets.

4

Increased mergers-and-acquisitions activity also benefited the fund, as German pharmaceutical company Schering KGA received a takeover bid from Merck & Co, only to have that bid topped by Bayer AG.

Although the fund’s Japan investments participated in the market’s rise to a significant degree, their returns generally lagged that of the benchmark’s Japan component. The value component of our investment approach proved to be out of favor among Japanese investors, who preferred companies selling at higher valuations. In addition, some of the fund’s holdings in Japan posted disappointing earnings. Shipping company Mitsui O.S.K. Lines Ltd., tire and sporting goods manufacturer Sumitomo Rubber Industries and consumer finance provider Sanyo Shinpan Finance Co. generally were not able to pass along higher costs for energy, raw materials and capital, respectively, to their customers.

What is the fund’s current strategy?

We have continued to allocate the fund’s assets to geographic regions and industry groups in proportions similar to those of the MSCI EAFE Index. We believe that this approach enables us to focus more intently on adding value through our security selection strategy.

April 17, 2006
The investment adviser to the Master Portfolio is The Boston Company Asset Management,
LLC, an affiliate of Dreyfus.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Equity Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.50	$ 11.37	$ 11.31	$ 6.66	$ 8.67
Ending value (after expenses)	$1,134.40	$1,130.30	$1,130.10	$1,135.90	$1,133.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.09	$ 10.75	$ 10.70	$ 6.29	$ 8.20
Ending value (after expenses)	$1,017.90	$1,014.26	$1,014.31	$1,018.70	$1,016.80

† Expenses are equal to the fund’s annualized expense ratio of 1.41% for Class A, 2.14% for Class B, 2.13% for
Class C, 1.25% for Class R and 1.63% for Class T multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l E q u i t y Fu n d

STATEMENT OF ASSETS AND LIABILITIES March 31, 2006 (Unaudited)
Value

Assets ($):
Investment in The Boston Company International
Core Equity Portfolio (Portfolio), at value (Note 1A)	99,745,408
Receivable for Fund shares sold	2,844,829
Prepaid expenses	51,038
102,641,275

Liabilities ($):
Payable to administrator (Note 2)	703
Payable for Fund shares redeemed	214,154
Accrued transfer agent fees	8,185
Accrued professional fees	9,733
Accrued distribution fees	28,012
Accrued shareholder service fees	18,979
Accrued prospectus and shareholders’ reports fees	6,991
Other accrued expenses and liabilities	778
287,535

Net Assets ($)	102,353,740

Composition of Net Assets ($):
Paid-in capital	91,252,623
Undistributed net investment income	105,450
Accumulated net realized gain	2,214,808
Net unrealized appreciation	8,780,859

Net Assets ($)	102,353,740

Net Assets Attributable to ($):
Class A	53,106,677
Class B	10,128,345
Class C	38,276,884
Class R	260,843
Class T	580,991

The Fund 7

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l E q u i t y Fu n d

STATEMENT OF ASSETS AND LIABILITIES March 31, 2006 (Unaudited) (continued)
Value

Shares of beneficial shares outstanding:
Class A	1,381,173
Class B	266,798
Class C	1,008,198
Class R	6,706
Class T	15,100

Net Asset Value, Per Share ($):
(Net Assets/Shares outstanding)
Class A	38.45
Class B	37.96
Class C	37.97
Class R	38.90
Class T	38.48

The accompanying notes are an integral part of the financial statements.

8

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l E q u i t y Fu n d

STATEMENT OF OPERATIONS Six Months Ended March 31, 2006 (Unaudited)
Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $69,403)	626,596
Interest income allocated from Portfolio	5,471
Expenses allocated from Portfolio	(247,419)
Net investment income allocated from Portfolio	384,648
Expenses:
Professional fees	6,632
Registration fees	37,331
Directors’ fees and expenses	541
Distribution fees (Note 2b)	119,112
Shareholder servicing costs (Note 2c)	72,354
Administration fees (Note 2a)	28,975
Transfer agent fees (Note 2c)	18,069
Prospectus and shareholders’ reports	10,211
Miscellaneous	4,389
Total Expenses	297,614
Less—reimbursement of Fund operating expenses (Note 2a)	(18,740)
Net Expenses	278,874
Investment Income—Net	105,774

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions	2,215,418
Change in unrealized appreciation (depreciation)
on investments allocated from Portfolio	7,370,118
Net Realized and Unrealized Gain (Loss) on Investments	9,585,536
Net Increase in Net Assets from Operations	9,691,310

The accompanying notes are an integral part of the financial statements.

The Fund 9

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l E q u i t y Fu n d

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Net investment income (loss)	105,774	65,895
Net realized gain (loss)	2,215,418	851,424
Change in net unrealized
appreciation (depreciation)	7,370,118	1,383,727
Net Increase (Decrease) in Net Assets
from Investment Operations	9,691,310	2,301,046

Dividend to Shareholders from ($):
Net investment income:
Class A	(22,829)	(2,611)
Class B	—	—
Class C	(5,154)	(2,873)
Class R	(45)	(51)
Class T	—	(140)
From net realized gains on investments:
Class A	(132,225)	(401)
Class B	(39,262)	(568)
Class C	(162,064)	(665)
Class R	(194)	(5)
Class T	(3,007)	(26)
Total Dividends	(364,780)	(7,340)

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	40,587,308	10,340,824
Class B	5,789,761	3,519,214
Class C	26,920,771	6,713,979
Class R	218,043	14,004
Class T	243,779	361,209

10

	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Fund Share (Principal)
Transactions (Note 4) ($) (continued):
Dividends reinvested:
Class A	109,287	2,597
Class B	30,641	537
Class C	122,624	2,707
Class R	239	48
Class T	2,211	166
Cost of shares redeemed:
Class A	(1,804,338)	(1,645,250)
Class B	(917,387)	(658,642)
Class C	(746,700)	(227,366)
Class R	(1)	(2,152)
Class T	(146,585)	(30,219)
Net Increase (Decrease) in Net Assets
from Capital Transactions	70,409,653	18,391,656
Total Increase (Decrease) in Net Assets	79,736,183	20,685,362

Net Assets ($):
Beginning of period	22,617,557	1,932,195
End of period	102,353,740	22,617,557
Undistibuted investment income—net	105,450	27,706

The accompanying notes are an integral part of the financial statements.

The Fund 11

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l E q u i t y Fu n d

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class A Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	34.14	26.23	21.15	17.16
Investment Operations:
Net Investment income † b	.16	.38	.25	.12
Net realized and unrealized
gain on investments	4.41	7.61	5.15	3.87
Total from investment operations	4.57	7.99	5.40	3.99
Distributions:
Dividends from investment income—net	(.04)	(.07)	(.12)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.26)	(.08)	(.32)	—
Net asset value, end of period	38.45	34.14	26.23	21.15

Total Return (%) [c]	13.44[d]	30.50	25.71	23.25[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	.70[d]	1.50	1.44	.99[d]
Net investment income
(to average daily net assets) †	.46[d]	1.15	.97	.62[d]

Net Assets, end of period ($ X 1,000)	53,107	10,107	561	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.15	(.16)	(1.54)	(25.60)
Ratios (to average daily net assets) (%):
Expenses	.74[d]	3.12	8.92	130.43[d]
Net investment income (loss)	.42[d]	(.47)	(6.51)	(128.82)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

12

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class B Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	33.79	26.09	21.14	17.16
Investment Operations:
Net Investment income (loss) † b	(.02)	.14	.05	.03
Net realized and unrealized
gain on investments	4.41	7.57	5.16	3.95
Total from investment operations	4.39	7.71	5.21	3.98
Distributions:
Dividends from investment income—net	—	—	(.06)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.22)	(.01)	(.26)	—
Net asset value, end of period	37.96	33.79	26.09	21.14

Total Return (%) [c]	13.03[d]	29.56	24.82	23.19[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.07[d]	2.25	2.09	1.49[d]
Net investment income (loss)
(to average daily net assets) †	(.05)[d]	.44	.22	.13[d]

Net Assets, end of period ($ X 1,000)	10,128	4,295	840	43

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.03)	(.40)	(1.66)	(25.48)
Ratios (to average daily net assets) (%):
Expenses	1.12[d]	3.93	9.67	130.93[d]
Net investment income (loss)	(.10)[d]	(1.24)	(7.26)	(129.31)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class C Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	33.80	26.15	21.14	17.16
Investment Operations:
Net Investment income (loss) † b	(.02)	.16	.05	.03
Net realized and unrealized
gain on investments	4.42	7.54	5.16	3.95
Total from investment operations	4.40	7.70	5.21	3.98
Distributions:
Dividends from investment income—net	(.01)	(.04)	—	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.23)	(.05)	(.20)	—
Net asset value, end of period	37.97	33.80	26.15	21.14

Total Return (%) [c]	13.01[d]	29.50	24.77	23.19[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.07[d]	2.25	2.19	1.48[d]
Net investment income (loss)
(to average daily net assets) †	(.05)[d]	.50	.22	.13[d]

Net Assets, end of period ($ X 1,000)	38,277	7,766	488	55

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.03)	(.36)	(1.66)	(25.73)
Ratios (to average daily net assets) (%):
Expenses	1.12[d]	3.87	9.67	130.92[d]
Net investment income (loss)	(.10)[d]	(1.12)	(7.26)	(129.31)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class R Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	34.50	26.47	21.28	17.16
Investment Operations:
Net Investment income † b	.36	.40	.30	.15
Net realized and unrealized
gain on investments	4.31	7.75	5.21	3.97
Total from investment operations	4.67	8.15	5.51	4.12
Distributions:
Dividends from investment income—net	(.05)	(.11)	(.12)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.27)	(.12)	(.32)	—
Net asset value, end of period	38.90	34.50	26.47	21.28

Total Return (%) [c]	13.59[d]	30.59	26.08	24.01[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	.58[d]	1.25	1.19	.83[d]
Net investment income
(to average daily net assets) †	1.01[d]	1.29	1.22	.79[d]

Net Assets, end of period ($ X 1,000)	261	29	13	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.35	(.16)	(1.49)	(24.47)
Ratios (to average daily net assets) (%):
Expenses	.59[d]	3.04	8.67	130.27[d]
Net investment income (loss)	1.00[d]	(.53)	(6.26)	(128.65)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class T Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	34.16	26.30	21.21	17.16
Investment Operations:
Net Investment income † b	.04	.39	.17	.09
Net realized and unrealized
gain on investments	4.50	7.54	5.20	3.96
Total from investment operations	4.54	7.93	5.37	4.05
Distributions:
Dividends from investment income—net	—	(.06)	(.08)	—
Dividends from net realized
gains on investments	(.22)	(.01)	(.20)	—
Total Distributions	(.22)	(.07)	(.28)	—
Net asset value, end of period	38.48	34.16	26.30	21.21

Total Return (%) [c]	13.33[d]	30.85	25.48[c]	23.60[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	.83[d]	1.75	1.69	1.16[d]
Net investment income
(to average daily net assets) †	.12[d]	1.18	.72	.45[d]

Net Assets, end of period ($ X 1,000)	581	421	30	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.00[e]	(.18)	(1.60)	(24.48)
Ratios (to average daily net assets) (%):
Expenses	.95[d]	3.55	9.17	130.60[d]
Net investment income (loss)	.02[d]	(.55)	(6.76)	(128.99)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
[e] Amount represents less than .01%.
The accompanying notes are an integral part of the financial statements.

16

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l E q u i t y Fu n d

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Equity Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and operates as a series company currently offering one series. The Fund’s investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Core Equity Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Europe, Australia and Far East (EAFE®) Index and Canada.The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 8% at March 31, 2006).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares. The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relate net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

18

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with U.S. generally accepted accounting principles.All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: The Fund intends to qualify as a “regulated investment company”, if such qualification is in the best interest of its

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2005 were as follows: ordinary income $6,111 and capital gains $1,229.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2 —Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

At a meeting of the Fund’s Board of Trustees held on November 14, 2005, the Board reviewed information provided by Dreyfus that compared the Fund’s performance and expense ratios to a comparison group of funds and to relevant Lipper averages.The Board discussed the results of the comparisons for various periods ended September 30, 2005, and noted that the Fund’s total return performance was higher than the comparison group averages and Lipper category averages for the 1-year, 3-year, and 5-year periods. The Board also noted that the Fund’s expense ratio was lower than the comparison group average and Lipper category average after giving effect to the undertaking by Dreyfus during the period to reduce the Fund’s expense ratio.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until September 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% . Pursuant to this expense limitation, for the period ended March 31, 2006, Dreyfus voluntarily reimbursed the Fund in the amount of $18,740 for its operating expenses.

20

During the period ended March 31, 2006, the Distributor retained $49,777 and $59 from commissions earned on sales of Class A and Class T shares, respectively, and $12,386 and $1,470 from contingent deferred sales charges on redemptions of the Fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2006, Class B, Class C and Class T shares were charged $24,479, $94,048 and $585, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other informa-tion,and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $32,260, $8,160, $31,349 and $585, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2006, the Fund was charged $18,069 pursuant to the transfer agency agreement.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended March 31, 2006 aggregated $71,728,467 and $4,132,783, respectively.

NOTE 4—Capital Share Transactions:
	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Class A:
Shares sold	1,132,581	329,371
Dividends reinvested	3,139	89
Shares redeemed	(50,643)	(54,765)
Net increase	1,085,078	274,695
Class B:
Shares sold	164,590	116,430
Dividends reinvested	892	18
Shares redeemed	(25,787)	(21,629)
Net increase	139,695	94,919
Class C:
Shares sold	796,187	218,530
Dividends reinvested	3,570	93
Shares redeemed	(21,299)	(7,536)
Net increase	778,458	211,087

22

	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Class R:
Shares sold	5,860	422
Dividends reinvested	7	2
Shares redeemed	—	(70)
Net increase	5,867	354
Class T:
Shares sold	7,041	12,111
Dividends reinvested	64	6
Shares redeemed	(4,319)	(961)
Net increase	2,786	11,156

At March 31, 2006, three shareholders of record held approximately 0% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

The Fund 23

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

PORTFOLIO INFORMATION as of March 31, 2006
			Percentage of
Top Ten Holdings †	Country	Sector	Investments

Societe Generale	France	Financial	2.0
ING Groep NV CVA	Netherlands	Financial	2.0
BP PLC	United Kingdom	Energy	1.7
Continental AG	Germany	Consumer Discretionary	1.7
Credit Suisse Group	Switzerland	Financial	1.7
Komatsu Ltd.	Japan	Industrial	1.5
Banque Nationale De Paris	France	Financial	1.5
OMV Ag	Austria	Energy	1.5
HBOS PLC	United Kingdom	Financial	1.4
Zurich Financial Services AG	Switzerland	Financial	1.3
			16.3

† Excludes short-term securities and investment of cash collateral.

		Percentage of
Geographic Region Allocation †		Investments

Europe ex U.K.		49.1
U.K.		22.6
Asia ex Japan		5.0
Japan		23.3
		100.0

† Excludes short-term securities and cash collateral investments.
The Boston Company International Core Equity Fund invests all of its investable assets in an interest of The Boston
Company International Core Equity Portfolio (See Note 1 of the Fund’s Notes to Financial Statements).The
Portfolio is actively managed. Current holdings may be different than those presented above.

24

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

SCHEDULE OF INVESTMENTS March 31, 2006 (Unaudited)
		Value ($)
Security	Shares	(Note 1A)

UNAFFILIATED INVESTMENTS—99.1%
EQUITY—98.0%
Australia—3.4%
Caltex Australia Ltd.	283,800	3,899,276
Commonwealth Bank of Australia	139,800	4,531,852
Pacific Brands Ltd.	1,141,300	1,951,947
Qantas Airways Ltd.	1,745,700	4,422,249
QBE Insurance Group Ltd.	407,600	6,381,927
Rinker Group Ltd.	1,015,800	14,429,094
Telstra Corporation, Ltd.	1,299,200	3,477,106
Westpac Banking Corp.	204,000	3,477,301
		42,570,752
Austria—2.0%
Boehler-Uddeholm	33,200	6,836,577
OMV AG	280,400	18,748,598
		25,585,175
Belgium—2.0%
Delhaize Group	53,600	3,843,600
InBev NV	150,500	7,055,035
KBC Groupe	133,600	14,338,110
		25,236,745
Denmark—1.1%
Danske Bank A/S	97,100	3,603,422
Novo Nordisk A/S, Class B	172,760	10,746,119
		14,349,541
Finland—2.7%
Fortum Oyj	288,200	7,268,192
Kesko Oyj	142,200	4,435,357
Nokia Oyj	623,600	12,901,663
Rautaruukki Oyj	268,800	9,924,210
		34,529,422

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

			Value ($)
Security	Shares		(Note 1A)

France—10.3%
Banca Intesa Spa	2,019,433	[a]	12,059,467
Banque Nationale De Paris	204,900		19,024,175
Bouygues SA	171,600		9,114,621
France Telecom SA	182,300		4,098,419
Sanofi-Synthelabo SA	137,600		13,083,978
Societe Generale	174,100		26,171,118
Suez SA	120,300		4,738,795
Total SA	58,155		15,335,474
Vallourec	4,030		3,890,587
Vinci SA	68,800	[b]	6,779,501
Vinci SA—Rights	67,200		144,077
Vivendi Universal SA	451,900		15,512,933
			129,953,145
Germany—5.8%
Bayerische Motoren Werke AG	70,300		3,870,267
Continental AG	196,900		21,668,177
Deutsche Bank AG Registered Shares	83,100		9,487,114
Deutsche Telekom AG	251,500		4,240,616
E.ON AG	121,000		13,309,777
Man AG	57,700		4,002,715
SAP AG	21,550		4,672,790
Schering AG	37,100		3,855,337
Thyssenkrupp AG	305,400		8,815,456
			73,922,249
Greece—0.8%
Coca-Cola Hellenic Bottling Co. S.A	311,700		9,680,695
Hong Kong—1.3%
Bank of East Asia Ltd.	1,119,000		4,045,308
China Mobile Hong Kong Ltd.	1,820,300		9,560,030
The Wharf(Holdings) Ltd.	842,000		3,092,756
			16,698,094
Ireland—0.6%
CRH PLC	224,000		7,814,339

26

		Value ($)
Security	Shares	(Note 1A)

Italy—2.0%
Capitalia Spa	1,511,300	12,558,175
Eni Spa	435,400	12,383,352
		24,941,527
Japan—23.1%
Aeon Co., Ltd.	141,300	3,428,621
Astellas Pharma, Inc.	113,500	4,311,958
Canon, Inc.	239,800	15,876,611
Chubu Electric Power Co., Inc.	138,400	3,469,998
Dainippon Sumitomo Pharma Co., Ltd.	304,000	3,374,333
Daiwa Securities Group	784,500	10,528,009
Diamond Lease Co., Ltd.	82,700	3,872,828
East Japan Railway Co.	520	3,853,816
Eisai Co. Ltd.	191,600	8,353,799
Fujitsu Ltd.	699,400	5,902,636
Honda Motor Co., Ltd.	271,600	16,827,843
Hoya Corp.	267,500	10,799,125
Kirin Beverage Corp.	292,700	7,127,193
Kobe Steel Ltd.	1,783,800	6,776,803
Komatsu Ltd.	1,033,000	19,710,054
Kubota Corp.	1,469,000	15,856,111
Kyowa Hakko Kogyo Co., Ltd.	547,000	3,998,130
Matsushita Electric Industrial Co. Ltd.	410,000	9,112,273
Mitsubishi Corp.	635,000	14,463,709
Mitsubishi Electric Corp.	530,000	4,500,000
Mitsubishi Gas Chemical Co., Inc.	524,000	6,395,241
Mizuho Financial Group, Inc.	970	7,939,062
Nippon Steel Corp.	2,853,000	11,057,012
Nisshin Seifun Group, Inc.	411,900	4,211,420
Nomura Holdings,Inc.	467,800	10,436,639
NTT Corp.	2,346	10,069,097
Sankyo Co., Ltd.	107,800	7,421,214
Sanyo Shinpan Finance Co., Ltd.	112,900	7,004,674
Sumitomo Electric Industries	513,100	8,133,023

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

			Value ($)
Security	Shares		(Note 1A)

Japan (continued)
Sumitomo Trust & Banking Co., Ltd.	921,000		10,661,244
Takeda Pharmaceutical Co., Ltd.	154,000		8,782,424
Tokyo Electron Ltd.	75,500		5,210,437
Toshiba Corporation	1,201,000		6,981,846
Toyo Suisan Kaisha Ltd.	292,800		4,471,882
Toyota Motor Corp.	210,300		11,492,682
			292,411,747
Luxemburg—0.4%
Arcelor	121,100		4,771,775
Netherlands—4.3%
ASM Lithography Holding NV	184,800	[b]	3,771,843
Buhrmann NV	657,900		11,634,948
Fugro N.V	96,600		3,715,118
ING Groep NV CVA	655,900		25,900,428
Koninklijke DSM NV	210,200		9,593,903
			54,616,240
New Zealand—0.3%
Fletcher Building Ltd.	671,900		3,677,645
Norway—2.1%
DNB NOR ASA	656,600		8,842,237
Norsk Hydro ASA	54,700		7,579,137
Orkla ASA	196,000		9,720,442
			26,141,816
Spain—3.2%
ACS Actividades	262,300		10,186,231
Banco Santander Central Hispano SA	253,500		3,700,128
Corp. Mapfre SA	175,300		3,569,450
Repsol YPF SA	218,100		6,192,485
Telefonica SA	813,900		12,767,108
Union Fenosa SA	108,900		4,138,035
			40,553,437
Sweden—2.7%
Atlas Copco AB	210,400		5,919,223
Ericsson LM	1,449,900		5,513,211

28

			Value ($)
Security	Shares		(Note 1A)

Sweden (continued)
Nordea Bank AB	449,000		5,551,648
Skandinaviska Enskilda Banken AB	508,900		12,617,247
Volvo AB, Class B	90,200		4,223,563
			33,824,892
Switzerland—7.5%
Baloise Holdings	49,030		3,494,356
Compagnie Financiere Richemont AG	185,200		8,875,173
Credit Suisse Group	386,000		21,649,977
Nestle SA	41,750	[a]	12,388,629
Novartis AG	105,240	[a]	5,850,253
Roche Holding AG	65,400		9,733,277
Sulzer AG	14,470		9,868,935
UBS AG Registered Shares	58,750		6,450,698
Zurich Financial Services AG	72,290	[b]	16,975,013
			95,286,311
United Kingdom—22.4%
Alliance Unichem PLC	386,200		6,009,593
AstraZeneca PLC	78,000		3,928,415
Aviva PLC	956,100		13,275,369
Barclays PLC	987,090		11,545,670
Barratt Developments PLC	531,200		9,769,646
BHP Billition PLC	501,300		9,154,440
BP PLC	1,909,400		21,919,123
British Airways PLC	1,564,400	[b]	9,597,426
British American Tobacco PLC	513,400		12,429,208
BT Group PLC	1,602,100		6,176,855
Enterprise Inns PLC	517,900		8,562,640
GlaxoSmithKline PLC	489,700		12,799,453
Greene King PLC	447,300		5,818,426
HBOS PLC	1,094,200		18,261,856
International Power PLC	2,873,700		14,123,836
Marks & Spencer Group PLC	1,035,700		10,009,767
National Grid PLC	940,200		9,348,040
Old Mutual PLC	4,492,400		15,701,427

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

				Value ($)
Security			Shares	(Note 1A)

United Kingdom (continued)
Royal Bank of Scotland Group PLC			356,185	11,586,125
Royal Dutch Shell PLC			202,200	6,313,870
Royal Dutch Shell PLC			171,800	5,585,394
Sage Group PLC		1,628,500		7,784,664
Schroders PLC			200,200	4,134,002
United Business Media PLC			519,700	6,548,094
Vodafone Group PLC		6,166,000		12,903,733
Wolseley PLC			450,400	11,060,445
WPP Group PLC			474,900	5,694,960
Xstrata PLC			402,700	13,029,241
			283,071,718
Total Equities (Cost $1,106,862,841)			1,239,637,265

Preferred Stocks—1.0%

Fresenius AG			30,300	5,431,954
Henkel KGaA			65,500	7,653,944
Total Preferred Stocks (Cost $10,826,977)				13,085,898

				Value ($)
Short-Term Investments—0.1%	Rate (%)	Maturity	Par Value ($)	(Note 1A)

U.S. Government—0.1%
U.S. Treasury Bill
(Cost $1,000,584)	4.47	6/15/2006	1,010,000 [c,d]	1,000,847

Investment of Cash Collateral—0.0%			Shares

BlackRock Cash Strategies L.L.C
(Cost $5,685)	4.701		5,685 [f]	5,685
TOTAL UNAFFILIATED INVESTMENTS
(Cost $1,118,696,087)			1,253,729,695

30

				Value ($)
AFFILIATED INVESTMENTS—1.8%		Rate	Shares	(Note 1A)

Dreyfus Institutional Preferred Plus
Money Market Fund
(Cost $23,345,564)		4.770% 23,345,564 [e,f]		23,345,564

TOTAL INVESTMENTS—100.9% (Cost $1,142,041,651)			1,277,075,259
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.9%)				(11,527,967)
NET ASSETS—100%			1,265,547,292

Notes to Schedule of Investments:
[a]	Security, or a portion of thereof, was on loan at 3/31/06.
[b] Non-income producing security
[c]	Denotes all or part of security segregated as collateral for futures transactions.
[d] Rate noted is yield to maturity.
[e]	Affiliated institutional money market fund.
[f]	Stated rate is the seven day yield for the fund at March 31, 2006.

At March 31,2006 the Portfolio held the following futures contracts:

		Expiration	Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($)	Gain ($)

MSCI Pan-Euro (118 Contracts)	Long	6/16/2006	3,162,994	1,018
Topix Futures (14 Contracts)	Long	6/8/2006	2,017,118	43,290
				44,308
			Percentage of
Economic Sector Allocation			Net Assets (%)

Consumer Discretionary			11.3
Consumer Staples			6.8
Energy			8.0
Financials			27.9
Health Care			7.9
Industrials			11.4
Information Technology			6.3
Materials			9.2
Telecommunications Services			5.7
Utilities			4.5
Short term and other assets			1.0
			100.0

The Fund 31

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES March 31, 2006 (Unaudited)
Value

Assets ($):
Investments in securities (Note 1A)
(including securities on loan, valued at $5,388 (Note 6)):
Unaffiliated issuers, at value (cost $1,118,696,087)	1,253,729,695
Affiliated issuers, at value (Note 1H) (cost $23,345,564)	23,345,564
Foreign currency, at value (cost, $14,586,353)	14,628,545
Receivable for investments sold	8,286,896
Interest and dividends receivable	5,193,995
Prepaid expenses	7,683
Total assets	1,305,192,378

Liabilities ($):
Payable for investments purchased	39,469,506
Payable for foreign currency exchange contracts purchased	11,603
Collateral for securities on loan (Note 6)	5,685
Accrued accounting, administration and custody fees (Note 2)	135,740
Payable for variation margin on open futures contracts (Note 5)	3,680
Accrued professional fees	16,703
Accrued trustees’ fees and expenses (Note 2)	1,353
Other accrued expenses and liabilities	816
Total liabilities	39,645,086

Net Assets (applicable to investors’ beneficial interest) ($)	1,265,547,292

The accompanying notes are an integral part of the financial statements.

32

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T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2006 (Unaudited)

Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $869,173)	7,208,483
Dividend income from affiliated investments (Note 1 H)	595,403
Interest income	68,132
Security lending income (Note 6)	2
Total investment Income	7,872,020
Expenses
Investment advisory fee (Note 2)	$ 2,733,368
Accounting, administration and custody fees (Note 2)	246,043
Professional fees	16,386
Trustees’ fees and expenses (Note 2)	15,230
Insurance expense	3,416
Miscellaneous	5,894
Total expenses	3,020,337
Net investment income	4,851,683

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss)
Investments	25,236,309
Financial futures transactions	2,522,014
Foreign currency transactions and
forward foreign currency exchange transactions	(915,135)
Net realized gain (loss)	26,843,188
Change in unrealized appreciation (depreciation) on:
Investments	86,716,729
Financial futures contracts	47,666
Foreign currency translations and
forward foreign currency exchange contracts	276,144
Change in net unrealized appreciation (depreciation)	87,040,539
Net realized and unrealized gain (loss)	13,883,727
Net Increase in Net Assets from Operations	118,735,410

The accompanying notes are an integral part of the financial statements.

The Fund 33

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the
	Six Months Ended	For the
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income	4,851,683	3,115,216
Net realized gain (loss)	26,843,188	17,557,963
Change in net unrealized
appreciation (depreciation)	87,040,539	30,186,081
Net increase (decrease) in net
assets from operations	118,735,410	50,859,260

Capital Transactions ($):
Contributions	880,208,078	147,880,626
Withdrawals	(41,381,455)	(17,050,877)
Net increase (decrease) in net assets
from capital transactions	838,826,623	130,829,749
Total Increase (Decrease) in Net Assets	957,562,033	181,689,009

Net Assets ($):
At beginning of period	307,985,259	126,296,250
At end of period	1,265,547,292	307,985,259

The accompanying notes are an integral part of the financial statements.

34

Mellon Institutional Funds Master Portfolio

T h e B o s to n Co m p a ny I n te r n a t i o n a l Co re Eq u i ty Po r tfo l i o

FINANCIAL HIGHLIGHTS
				For the Period
	For the			January 28, 2003
	Six Months Ended			(commencement
	March 31, 2006	Year Ended September 30,		of operations) to

	(Unaudited)	2005	2004	September 30, 2003

Total Return (%) [a]	13.74	31.12	27.12[b]	22.46[b,c]
Ratios/Supplemental Data:
Expenses (to average
daily net assets) †	0.92[d]	0.95	1.04	1.17[d]
Net Investment Income
(to average daily net assets) †	1.38[d]	1.66	1.30	1.81[d]
Portfolio Turnover	29[c]	58	80	63[c]

Net Assets, End of Period
(000’s omitted) ($)	1,265,547	307,985	126,296	77,660

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
Ratios (to average daily net assets) (%):

Expenses	N/A	N/A	N/A	1.20[d]
Net investment income	N/A	N/A	N/A	1.78[d]
[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
[b] Total return would have been lower in the absence of expense waivers.
[c] Not annualized.
[d] Computed on an annualized basis.

The Fund 35

Mellon Institutional Funds Master Portfolio

Th e B o s to n Co m p a ny I n te r n a t i o n a l Co re Eq u i ty Po r tfo l i o

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The Boston Company International Core Equity Portfolio (the “Portfolio”), is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index (EAFE) and Canada.

At March 31, 2006, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund (the “Funds”) invested in the Portfolio.The value of the Funds’ investment in the Portfolio reflects the Funds’ proportionate interests in the net assets of the Portfolio. At March 31, 2006, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 92% and 8% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded.

36

Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value.The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold.Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss.

38

For financial statement purposes, such amounts are included in net realized gains or losses.

(d) Foreign currency transactions:The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

(e) Investment risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(f) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Expenses: The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(h) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

Note 2—Investment Advisory Fee and Other Transactions with Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, and administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the first $500 million of the Portfolio’s average daily net assets, 0.75% of the next $500 million and 0.70% on assets over $1 billion. For the six months ended March 31, 2006, the Portfolio was charged $2,733,368 in investment advisory fees to TBCAM.

The Portfolio entered into an agreement with Mellon Bank, N.A. (“Mellon Bank”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $246,043 during the six months ended March 31, 2006.

The Portfolio also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $1, for the six months ended March 31, 2006. See Note 6 for further details.

The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of

40

the Trust.The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the “Independent Trustees”) an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

Note 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

Purchases ($)	Sales ($)

Investments (non-U.S.
Government Securities) 1,040,552,278	204,249,199

Note 4—Federal Taxes:
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a fed-
eral income tax basis, were as follows:
Aggregate Cost	$1,142,041,651
Unrealized appreciation	141,278,186
Unrealized depreciation	(6,244,578)
Net unrealized appreciation (depreciation)	135,033,608

Note 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon enter-

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ing these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio’s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At March 31, 2006, the Portfolio did not hold any open foreign currency exchange contracts.

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s

42

terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

Note 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $25 of which $23 was rebated to borrowers or paid in fees.At March 31, 2006, the Portfolio had securities valued at $5,388 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Note 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1 / 2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $2,213.

For the six months ended March 31, 2006, the Portfolio had average borrowings outstanding of $68,000 on a total of one day and incurred $9 of interest.

44

Mellon Institutional Funds Master Portfolio

Th e B o s to n Co m p a ny I n te r n a t i o n a l Co re Eq u i ty Po r tfo l i o

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund’s investment adviser or underwriter (the “Independent Trustees”) voting separately, approve the fund’s advisory agreement and the related fees on an annual basis.The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the “Portfolio”), which is managed by The Boston Company Asset Management (“TBCAM”). The Fund’s Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund’s Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio’s investment adviser, TBCAM (“the Adviser”), a broad range of information in response to a written request prepared on their behalf by their own legal counsel.The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund’s advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees’ review of the materials and their deliberations. The entire Board then met on October 18, 2005.

The Fund 45

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: The Adviser’s audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser’s profitability relative to that of several publicly traded investment advisers;

2. Management Teams and Operations: The Adviser’s Form ADV, as well as information concerning the Adviser’s executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services (“Lipper”) regarding the Fund’s historical performance, management fee and expense ratio compared to other funds, and the Adviser’s separate account advisory fee schedules;

4. Specific Facts Relating to the Fund: The Adviser’s commentary on the Fund’s performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund’s “fact sheets” prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio’s holdings, strategies, recent market conditions and outlook, as well as the Adviser’s views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

5. Other Benefits: The benefits flowing to Mellon Financial Corporation (“Mellon”) and its affiliates in the form of fees for transfer agency,custody,administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio’s advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to

46

each factor.The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees’ determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser.The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Portfolio’s two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser’s investment staff, technological infrastructure and overall responsiveness to changes in market conditions.The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees.The Board

The Fund 47

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

also compared the Fund’s investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund’s performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund’s performance for the one-, three- and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting.The Board found that the Fund was the best performing fund in its peer group and outperformed its peer group average return for the one-year period (27.00% vs. 21.91%) and three-year period (21.64% vs. 15.73%), and outperformed the average for the five-year period (9.14% vs. 1.38%) .

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio’s “net advisory fees” included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust’s custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio’s advisory fees to those peers that include administrative fees within a blended advisory fee.

The Portfolio’s contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds and equal to the median of that peer group. The Portfolio’s actual advisory fee, after giving effect to expense limitations, was 0.818%, which was higher than the peer group median actual advisory fee of 0.747% . Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio’s advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

48

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board also considered the Fund’s (rather than solely the Portfolio’s) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund’s actual total expense ratio of 1.119% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.138% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

The Adviser’s Profitability

The Board considered the Adviser’s profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC (“Standish Mellon”) in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but made a modest profit in 2004.

The Fund 49

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows.They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size.The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of additional fee breakpoints or other fee reductions was not necessary at this time.They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management’s rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

In response, the Adviser subsequently proposed, and the Trustees approved effective as of February 1, 2006, a revised fee schedule reflecting breakpoints as follows: 0.80% of the first $500 million of average daily net assets, 0.75% of the next $500 million of such assets, and 0.70% of such assets over $1 billion.The net assets of the Portfolio as of March 31,2006 were $1,265,547,292.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agree-

50

ment are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided.The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

———————

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio’s advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

The Fund 51

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006.The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

I N D E P E N D E N T T R U S T E E S
Samuel C. Fleming (65)
Trustee (1986)
c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453
Principal Occupation During Past 5 Years:
• Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $2,328 (Fund); $250 (Portfolio)
———————
Caleb Loring III (62)
Trustee (1986)
c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915
Principal Occupation During Past 5 Years:
• Trustee, Essex Street Associates (family investment trust office)
Number of Portfolios in Fund Complex Overseen by Trustee 34
Trustee Remuneration (period ended March 31, 2006): $2,587 (Fund); $250 (Portfolio)
———————
Benjamin M. Friedman (61)
Trustee (1989)
c/o Harvard University, Littauer Center 127, Cambridge, MA 02138
Principal Occupation During Past 5 Years:
• William Joseph Maier, Professor of Political Economy, Harvard University
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $2,328 (Fund); $250 (Portfolio)

52

I N D E P E N D E N T T R U S T E E S ( c o n t i n u e d )
John H. Hewitt (71)
Trustee (1986)
P.O. Box 2333, New London, NH 03257
Principal Occupation During Past 5 Years:
• Trustee, Mertens House, Inc. (hospice)
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $2,328 (Fund); $250 (Portfolio)

I N T E R E S T E D T R U S T E E S
Patrick J. Sheppard (40)
Trustee, President and Chief Executive Officer (2003)
The Boston Company Asset Management, LLC, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• President and Chief Operating Officer of The Boston Company Asset Management, LLC;
formerly Senior Vice President and Chief Operating Officer, Mellon Asset Management
(“MAM”) and Vice President and Chief Financial Officer, MAM
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $0 (Fund)

P R I N C I P A L O F F I C E R S W H O A R E N O T T R U S T E E S
Barbara A. McCann (45)
Vice President and Secretary (2003)
Mellon Asset Management, One Boston Place, Boston, MA	02108
Principal Occupation(s) During Past 5 Years:
• Senior Vice President and Head of Operations, Mellon Asset Management (“MAM”); formerly
First Vice President, MAM and Mellon Global Investments
———————
Steven M. Anderson (40)
Vice President (1999) and Treasurer (2002)
Mellon Asset Management, One Boston Place, Boston, MA	02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Mutual Funds Controller, Mellon Asset	Management; formerly Assistant Vice
President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC

The Fund 53

TRUSTEES AND OFFICERS (continued)
P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S ( c o n t i n u e d )
Denise B. Kneeland (54)
Assistant Vice President (1996)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Manager, Mutual Funds Operations, Mellon Asset Management; formerly
Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management, LLC
———————
Cara E. Hultgren (35)
Assistant Vice President (2001)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Assistant Vice President and Manager of Compliance, Mellon Asset Management (“MAM”);
formerly Manager of Shareholder Services, MAM, and Shareholder Representative, Standish
Mellon Asset Management Company LLC
———————
Mary T. Lomasney (49)
Chief Compliance Officer (2005)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• First Vice President, Mellon Asset Management and Chief Compliance Officer, Mellon Funds
Distributor and Mellon Optima L/S Strategy Fund, LLC; formerly Director, Blackrock, Inc.,
Senior Vice President, State Street Research & Management Company (“SSRM”), and Vice
President, SSRM

54

NOTES

For	More	Information

Dreyfus Premier
International Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
17	Notes to Financial Statements
24	Portfolio Information (Master Portfolio)
25	Statement of Investments (Master Portfolio)
34	Statement of Assets and Liabilities
(Master Portfolio)
35	Statement of Operations (Master Portfolio)
36	Statement of Changes in Net Assets
(Master Portfolio)
37	Financial Highlights (Master Portfolio)
38	Notes to Financial Statements (Master Portfolio)
47	Factors Considered by Board of Trustees
in Approving Advisory Agreement
(Master Portfolio)
54	Trustees and Officers (Master Portfolio)

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
International Small Cap Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier International Small Cap Fund, covering the six-month period from October 1, 2005, through March 31, 2006.

International stocks have continued to advance strongly, substantially outpacing their U.S. counterparts, on average, over the past six months. European mergers-and-acquisitions activity has been a key driver of international equity performance as “merger frenzy” has taken hold among utilities and financial companies in the region. The rallying Japanese market has been fueled by a revitalized domestic economy in the wake of long-awaited banking reforms. Finally, the emerging markets have continued to benefit from the adoption of sound fiscal policies and robust global demand for the natural resources they produce.

Our chief economist, Richard Hoey, currently expects continued global economic growth, which could support business fundamentals for many international companies. However, the global economic expansion may become more balanced as domestic demand expands and local economies rely less on exports to the United States. Clearly, changes in the global economic climate may benefit some areas of the international stock markets more than others. As always, we encourage you to talk with your financial advisor to discuss investment options and portfolio allocations that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 17, 2006

2

DISCUSSION OF FUND PERFORMANCE

Daniel LeVan, CFA, Portfolio Manager

The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier International Small Cap Fund perform relative to its benchmark?

For the six-month period ended March 31, 2006, the fund produced total returns of 22.48% for its Class A Shares, 21.97% for its Class B Shares, 21.97% for its Class C shares, 22.64% for its Class R shares and 22.34% for its Class T shares.1 In comparison, the fund’s benchmark, the S&P/Citigroup Extended Market Ex-U.S. Index (“EM Ex-U.S. Index”), produced a total return of 19.56% for the same period.2

Despite rising interest rates and concerns about high energy prices, international small-cap stocks posted attractive results over the reporting period, as investor demand for smaller, non-U.S. companies continued to grow. Nearly every country represented in the EM Ex-U.S. Index posted positive returns, and all of the benchmark’s industry groups gained value.The fund was able to participate in this favorable environment, and outperformed its benchmark mainly due to strong stock selections in the industrials and materials sectors.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio.The fund (as used herein, “fund” refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances, at least 80% of its assets in stocks that are located in foreign countries represented in the EM Ex-U.S. Index. The fund normally invests at least 80% of its assets in companies that comprise the EM Ex-U.S. Index.Although we generally seek to allocate assets among countries in accordance with the EM Ex-U.S. Index, deviations may occur. Similarly, we use the sector group allocations of the EM Ex-U.S. Index as a guide, but allocations may differ

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

from those of the EM Ex-U.S. Index.The fund also may invest up to 25% of its assets in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in any one emerging market country.

Our approach is to employ a “bottom-up” stock selection process that emphasizes individual stock selection. The portfolio manager uses quantitative models and traditional qualitative analysis to construct a diversified portfolio of stocks with low relative price multiples and positive trends in earnings forecasts.

What other factors influenced the fund’s performance?

A healthy global economy, growing corporate profits and greater mergers-and-acquisitions activity helped fuel sharp gains among international small-cap stocks during the reporting period. The European economy has experienced particular improvement in recent months, and companies doing business there have reported higher profits and an increase in takeover offers. These positive factors more than offset the potentially eroding influences of ongoing geopolitical tensions in the Middle East, volatile energy prices and, in many regions of the world, rising interest rates.

The fund outperformed its benchmark primarily in two sectors: materials and industrials. Although they faced higher energy prices, materials and industrials companies generally were able to pass these costs along to their customers. For example, French specialty steel products manufacturer Vallourec was able to raise prices amid robust demand for seamless steel tubes used to drill for oil and natural gas. Tandberg Television ASA, a Norwegian manufacturer of high definition broadcasting equipment, also benefited from pricing power in a booming market for its products.

While higher energy costs represented a challenge for many companies, they benefited others. For example, Japan’s Mitsubishi Gas & Chemical Co., Inc. reported strong earnings due to rising demand for methanol, which is considered by many to be a viable alternative energy source.

4

Although we encountered some disappointments over the reporting period, they were not enough to prevent the fund from outperforming its benchmark. Our investments in Japan generally lagged the averages, as the country’s stock market proved to be relatively choppy in early 2006 after posting impressive gains in 2005. The fund received especially weak contributions from Japanese real estate investment companies such as Urban and Kenedix. Disappointments in the health care sector included iSOFT Group PLC, a United Kingdom-based medical software company.

What is the fund’s current strategy?

We have continued to employ our strategy of roughly matching the benchmark’s allocations to various geographical regions and market sectors, which we believe enables us to focus more intently on adding value through our bottom-up security selection strategy.Although valuations have become more expensive after the market’s recent advance, we continue to believe that international small-cap stocks remain attractive due to robust demand from investors worldwide. In addition, as of the end of the reporting period, international small-cap stocks generally have traded at a discount to their U.S. counterparts, which suggests to us that there is room for further gains.

April 17, 2006
The fund invests in a “Master Portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The investment adviser to the Master
Portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally mean the fund and the Master Portfolio in which it invests.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: Citigroup — Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P/Citigroup Extended Market Ex-U.S. Index represents the small-
capitalization component of the S&P/Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 22 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Small Cap Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.32	$ 12.45	$ 12.45	$ 7.22	$ 9.70
Ending value (after expenses)	$1,224.80	$1,219.70	$1,219.70	$1,226.40	$1,223.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.54	$ 11.30	$ 11.30	$ 6.54	$ 8.80
Ending value (after expenses)	$1,017.45	$1,013.71	$1,013.71	$1,018.45	$1,016.21

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class B, 2.25% for
Class C, 1.25% for Class R and 1.75% for Class T multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

STATEMENT OF ASSETS AND LIABILITIES March 31, 2006 (Unaudited)
Value

Assets ($):
Investment in The Boston Company International
Core Equity Portfolio (Portfolio), at value (Note 1A)	352,728,745
Receivable for Fund shares sold	2,557,647
Receivable from administrator (Note 2)	166
Prepaid expenses	63,338
355,349,896

Liabilities ($):
Payable for Fund shares redeemed	275,798
Accrued transfer agent fees	10,725
Accrued professional fees	10,733
Accrued distribution fees	54,884
Accrued shareholder service fees	66,260
Other accrued expenses and liabilities	4,641
423,041

Net Assets ($)	354,926,855

Composition of Net Assets ($):
Paid-in capital	285,321,227
Undistributed net investment (loss)	(553,843)
Accumulated net realized gain	15,726,548
Net unrealized appreciation	54,432,923

Net Assets ($)	354,926,855

Net Assets Attributable to ($):
Class A	253,173,989
Class B	19,139,961
Class C	73,949,832
Class R	7,613,438
Class T	1,049,635

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES March 31, 2006 (Unaudited) (continued)
Value

Shares of beneficial shares outstanding:
Class A	9,562,310
Class B	736,018
Class C	2,844,828
Class R	285,090
Class T	39,840

Net Asset Value, Per Share ($):
(Net Assets/Shares outstanding)
Class A	26.48
Class B	26.00
Class C	25.99
Class R	26.71
Class T	26.35

The accompanying notes are an integral part of the financial statements.

8

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

STATEMENT OF OPERATIONS Six Months Ended March 31, 2006 (Unaudited)
Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio	1,530,893
Interest income allocated from Portfolio	19,616
Expenses allocated from Portfolio	(1,310,672)
Net investment income allocated from Portfolio	239,837
Expenses:
Professional fees	23,602
Registration fees	60,940
Directors’ fees and expenses	2,541
Distribution fees (Note 2b)	263,561
Shareholder servicing costs (Note 2c)	302,994
Administration fees (Note 2a)	122,370
Transfer agent fees (Note 2c)	84,885
Prospectus and shareholders’ reports	18,118
Miscellaneous	3,981
Total Expenses	882,992
Less-reimbursement of Fund operating expenses (Note 2a)	(84,536)
Net Expenses	798,456
Investment (Loss)-Net	(558,619)

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions	15,728,271
Change in net unrealized appreciation (depreciation)
on investments allocated from Portfolio	41,354,930
Net Realized and Unrealized Gain (Loss) on Investments	57,083,201
Net Increase in Net Assets from Operations	56,524,582

The accompanying notes are an integral part of the financial statements.

The Fund 9

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Net investment income (loss)	(558,619)	316,236
Net realized gain (loss)	15,728,271	4,081,879
Change in net unrealized
appreciation (depreciation)	41,354,930	13,038,490
Net Increase (Decrease) in Net Assets
from Investment Operations	56,524,582	17,436,605

Dividend to Shareholders from ($):
Net investment income:
Class A	(211,059)	(12,840)
Class R	(1,386)	(291)
Class T	(30)	(30)
From net realized gains on investments:
Class A	(1,155,423)	(1,252)
Class B	(111,951)	(402)
Class C	(372,641)	(460)
Class R	(4,285)	(17)
Class T	(6,695)	(20)
Total Dividends	(1,863,470)	(15,312)

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	129,204,559	87,896,666
Class B	6,037,298	8,107,001
Class C	29,682,482	29,966,101
Class R	6,679,623	248,113
Class T	167,150	738,372

10

	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Fund Share (Principal) Transactions
(Note 4) ($) (continued):
Dividends reinvested:
Class A	799,038	10,680
Class B	84,589	352
Class C	131,890	207
Class R	4,952	308
Class T	6,037	50
Cost of shares redeemed:
Class A	(11,750,334)	(7,318,014)
Class B	(1,276,279)	(1,244,834)
Class C	(1,905,025)	(817,526)
Class R	(132,724)	(49,316)
Class T	(96,756)	(158,751)
Net Increase (Decrease) in Net Assets
from Capital Transactions	157,636,500	117,379,409
Total Increase (Decrease) in Net Assets	212,297,612	134,800,702

Net Assets ($):
Beginning of period	142,629,243	7,828,541
End of period	354,926,855	142,629,243
Undistibuted investment income (loss)—net	(553,843)	217,251

The accompanying notes are an integral part of the financial statements.

The Fund 11

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class A Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.80	15.78	12.07	8.98
Investment Operations:
Net Investment income (loss) † b	(.03)	.18	.11	.06
Net realized and unrealized
gain on investments	4.90	5.86	3.69	3.03
Total from investment operations	4.87	6.04	3.80	3.09
Distributions:
Dividends from investment income—net	(.03)	(.02)	(.03)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.19)	(.02)	(.09)	—
Net asset value, end of period	26.48	21.80	15.78	12.07

Total Return (%) [d]	22.48[e]	38.33	31.66	34.41[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.75[e]	1.63	1.69	1.12[e]
Net investment income (loss)
(to average daily net assets)†	(.12)[e]	.85	.79	.58[e]

Net Assets, end of period ($ X 1,000)	253,174	96,397	4,363	32

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.04)	.13	(.23)	(17.31)
Ratios (to average daily net assets) (%):
Expenses	.78[e]	1.84	4.19	166.94[e]
Net investment income (loss)	(.15)[e]	.64	(1.71)	(165.24)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

12

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class B Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.46	15.62	11.99	8.98
Investment Operations:
Net Investment income (loss) † b	(.12)	.02	.00[c]	.01
Net realized and unrealized
gain on investments	4.82	5.82	3.70	3.00
Total from investment operations	4.70	5.84	3.70	3.01
Distributions:
Dividends from investment income—net	—	—	(.01)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.16)	(.00)[c]	(.07)	—
Net asset value, end of period	26.00	21.46	15.62	11.99

Total Return (%) [d]	21.97[e]	37.47	30.94	33.52[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	1.12[e]	2.38	2.44	1.61[e]
Net investment income (loss)
(to average daily net assets)†	(.52)[e]	.10	.02	.08[e]

Net Assets, end of period ($ X 1,000)	19,140	10,961	2,202	73

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.13)	(.04)	(.33)	(18.03)
Ratios (to average daily net assets) (%):
Expenses	1.18[e]	2.68	4.93	167.44[e]
Net investment income (loss)	(.58)[e]	(.20)	(2.47)	(165.75)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class C Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.46	15.62	11.99	8.98
Investment Operations:
Net Investment income (loss) † b	(.12)	.04	.00[c]	.01
Net realized and unrealized
gain on investments	4.81	5.80	3.69	3.00
Total from investment operations	4.69	5.84	3.69	3.01
Distributions:
Dividends from investment income—net	—	—	(.00)[c]	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.16)	(.00)[c]	(.06)	—
Net asset value, end of period	25.99	21.46	15.62	11.99

Total Return (%) [d]	21.97[e]	37.40	30.89	33.52[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	1.12[e]	2.38	2.44	1.61[e]
Net investment income (loss)
(to average daily net assets)†	(.50)[e]	.10	.02	.09[e]

Net Assets, end of period ($ X 1,000)	73,950	34,078	1055	50

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.13)	(.01)	(.33)	(17.65)
Ratios (to average daily net assets) (%):
Expenses	1.16[e]	2.61	4.93	167.43[e]
Net investment income (loss)	(.54)[e]	(.05)	(2.47)	(165.73)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class R Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.97	15.84	12.07	8.98
Investment Operations:
Net Investment income † b	.06	.22	.14	.08
Net realized and unrealized
gain on investments	4.88	5.94	3.73	3.01
Total from investment operations	4.94	6.16	3.87	3.09
Distributions:
Dividends from investment income—net	(.04)	(.03)	(.04)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.20)	(.03)	(.10)	—
Net asset value, end of period	26.71	21.97	15.84	12.07

Total Return (%) [d]	22.64[e]	38.98	32.22	34.41[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.63[e]	1.38	1.44	.95[e]
Net investment income
(to average daily net assets)†	.26[e]	1.11	1.00	.74[e]

Net Assets, end of period ($ X 1,000)	7,613	414	139	9

†	The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	.07	.16	(.21)	16.87
Ratios (to average daily net assets) (%):
Expenses	.64[e]	1.68	3.94	166.78[e]
Net investment income (loss)	.25[e]	.83	(1.50)	(165.09)
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class T Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	21.69	15.72	12.03	8.98
Investment Operations:
Net Investment income (loss) † b	(.07)	.14	.07	.04
Net realized and unrealized
gain on investments	4.89	5.83	3.70	3.01
Total from investment operations	4.82	5.97	3.77	3.05
Distributions:
Dividends from investment income—net	(.00)[c]	(.00)[c]	(.02)	—
Dividends from net realized
gains on investments	(.16)	(.00)[c]	(.06)	—
Total Distributions	(.16)	(.00)[c]	(.08)	—
Net asset value, end of period	26.35	21.69	15.72	12.03

Total Return (%) [d]	22.34[e]	38.02	31.47	33.96[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.87[e]	1.88	1.94	1.28[e]
Net investment income (loss)
(to average daily net assets)†	(.29)[e]	.60	.50	.41[e]

Net Assets, end of period ($ X 1,000)	1,050	780	69	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) b	(.08)	.09	(.29)	(16.88)
Ratios (to average daily net assets) (%):
Expenses	.93[e]	2.18	4.43	167.10[e]
Net investment income (loss)	(.35)[e]	.43	(2.05)	(165.41)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Small Cap Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and operates as a series company currently offering one series.The Fund’s investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Citigroup Extended Market Ex-U.S. Index and to a limited extent, emerging markets. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 33% at March 31, 2006).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to

The Fund 17

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relate net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

18

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with U.S. generally accepted accounting principles.All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: The Fund intends to qualify as a “regulated investment company”, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the

The Fund 19

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2005 were as follows: undistributed ordinary income $14,127 and capital gains $1,185.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a) The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

At a meeting of the Fund’s Board of Trustees held on November 14, 2005, the Board reviewed information provided by Dreyfus that compared the Fund’s performance and expense ratios to a comparison group of funds and to relevant Lipper averages. The Board discussed the results of the comparisons for various periods ended September 30, 2005, and noted that the Fund’s total return performance was higher than the comparison group averages and Lipper category averages for the 1-year, 3-year, and 5-year periods. The Board also noted that the Fund’s expense ratio was lower than the Lipper category average and only one basis point higher than comparison group average after giving effect to the undertaking by Dreyfus during the period to reduce the Fund’s expense ratio.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until September 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% . Pursuant to this expense limitation, for the period ended March 31, 2006, Dreyfus voluntarily reimbursed the Fund in the amount of $84,536 for its operating expenses.

20

During the period ended March 31, 2006, the Distributor retained $91,332 and $254 from commissions earned on sales of Class A and Class T shares, respectively, and $10,678 and $7,600 from contingent deferred sales charges on redemptions of the Fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31,2006,Class B,Class C and Class T shares were charged $58,092, $204,304 and $1,165, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $214,364, $19,364, $68,101 and $1,165, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2006, the Fund was charged $84,885 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended March 31, 2006 aggregated $173,278,827 and $17,764,808, respectively.

NOTE 4—Capital Share Transactions:
	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Class A :
Shares sold	5,605,505	4,527,128
Dividends reinvested	34,961	613
Shares redeemed	(500,204)	(382,141)
Net increase	5,140,262	4,145,600
Class B:
Shares sold	276,530	436,265
Dividends reinvested	3,768	20
Shares redeemed	(54,921)	(66,596)
Net increase	225,377	369,689
Class C:
Shares sold	1,332,039	1,564,161
Dividends reinvested	5,869	12
Shares redeemed	(81,243)	(43,541)
Net increase	1,256,665	1,520,632
Class R:
Shares sold	271,754	12,976
Dividends reinvested	215	17
Shares redeemed	(5,720)	(2,911)
Net increase	266,249	10,082
Class T:
Shares sold	7,688	39,464
Dividends reinvested	266	3
Shares redeemed	(4,079)	(7,903)
Net increase	3,875	31,564

22

At March 31, 2006, three shareholders of record held approximately 65% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

The Fund 23

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

PORTFOLIO INFORMATION as of March 31, 2006 (Unaudited)
			Percentage of
Top Ten Holdings †	Country	Sector	Investments (%)

Mitsubishi Gas Chemical	Japan	Basic Materials	1.3
Trican Well Service Ltd.	Canada	Energy	1.1
Inmet Mining Corp.	Canada	Basic Materials	1.0
IPSCO, Inc.	Canada	Basic Materials	1.0
Vallourec	France	Basic Materials	0.9
Tandberg Television ASA	Norway	Information Technology	0.9
Eiffage	France	Industrial	0.9
Rautaruukki Oyj	Finland	Basic Materials	0.9
Oxiana Ltd.	Australia	Basic Materials	0.9
Euler Hermes Sa	France	Financial	0.9
			9.8

† Excluding short-term securities and investment of cash collateral.

		Percentage of
Geographic Region Allocation †		Investments (%)

Europe ex U.K.		45.3
U.K.		18.2
Asia ex Japan		10.4
Japan		20.8
Americas ex U.S.		5.3
		100.0

† Excluding short-term securities and cash collateral investment.

The Boston Company International Small Cap Fund invests in an interest of The Boston Company International Small Cap Portfolio (See Note 1 of the Fund’s Notes to Financial Statements).The Portfolio is actively managed. Current holdings may be different than those presented above.

24

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

SCHEDULE OF INVESTMENTS March 31, 2006 (Unaudited)
		Value ($)
Security	Shares	(Note 1A)

UNAFFILIATED INVESTMENTS—94.1%
EQUITIES—93.0%
Australia—3.1%
Cochlear Ltd.	124,610	4,738,542
Downer EDI Ltd.	703,700	4,466,646
Hardman Resources Ltd. (a)	2,067,000	3,194,954
Oxiana Ltd.	4,935,600	9,465,533
Pacific Brands Ltd.	1,396,400	2,388,241
Ramsay Health Care Ltd.	388,000	2,776,528
Record Investments Ltd.	901,300	6,836,685
		33,867,129
Austria—0.7%
Boehler-Uddeholm	36,710	7,559,360
Belgium—1.4%
Cofinimmo	6,800	1,132,566
Delhaize Group	73,100	5,241,925
NV Union Miniere SA	41,360	5,726,358
Option NV (a)	35,300	3,557,540
		15,658,389
Canada—5.0%
Astral Media, Inc	108,600	3,093,026
Canaccord Capital, Inc	104,400	1,859,496
Ensign Energy Services, Inc	167,400	6,436,256
Gildan Activewear, Inc. (a)	123,300	5,832,413
Home Capital Group, Inc	32,000	956,328
Inmet Mining Corp.	351,600	10,471,526
IPSCO, Inc	97,200	10,072,910
Kingsway Financial Services, Inc	199,300	4,044,708
Trican Well Service Ltd. (a)	249,800	11,390,521
		54,157,184
Denmark—0.4%
Jyske Bank A/S (a)	83,300	4,586,215
Finland—1.4%
Rautaruukki Oyj	256,400	9,466,397
YIT Oyj	220,200	5,969,378
		15,435,775

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

France—9.2%
Alten (a)	146,320	4,923,655
April Group	69,260	3,521,897
bioMerieux	51,700	2,912,026
Ciments Francais	28,350	4,440,208
CNP Assurances	42,740	4,307,344
Eiffage	57,813	9,495,917
Euler Hermes SA	69,860	8,800,627
Iliad SA	87,100	7,343,094
Imerys SA	41,260	3,473,488
Legardere SCA	45,640	3,563,037
Natexis Banques Populaires	30,800	8,312,231
Nexans SA	57,930	4,508,462
Pierre & Vacances	32,600	3,435,489
Publicis Groupe	73,300	2,858,983
Silicon-On-Insulator Technologies (SOITEC) (a)	135,400	4,603,761
SR Teleperformance	129,800	4,763,970
Vallourec	10,250	9,895,413
Vinci SA	58,040	5,719,218
Vinci SA—Rights (a)	58,040	124,438
Zodiac SA	45,500	2,951,363
		99,954,621
Germany—5.5%
Continental AG	73,940	8,136,846
Deutsche Boerse AG	53,970	7,779,489
Deutsche Postbank AG	71,590	5,192,612
Hugo Boss AG PFD	87,100	3,666,272
Hypo Real Estate Holding	42,190	2,890,996
Leoni AG	108,290	3,864,318
Man AG	72,600	5,036,346
Mobilcom AG	168,530	4,078,725
Software AG	75,660	4,220,342
Stada Arzneimittel AG	93,560	4,034,521
Vivacon AG (a)	178,200	7,710,293
Wincor Nixdorf AG	26,620	3,353,460
		59,964,220

26

		Value ($)
Security	Shares	(Note 1A)

Hong Kong—2.3%
China Overseas Land & Investment Ltd.	11,428,000	7,806,112
Hengan International Group Co., Ltd.	4,979,400	7,893,521
Solomon Systech (Intl)	11,830,900	5,717,915
Wing Hang Bank Ltd.	374,400	3,143,684
		24,561,232
Ireland—1.3%
C & C Group PLC	844,200	5,726,445
Grafton Group PLC (a)	296,670	3,891,830
IAWS Group PLC	246,900	4,279,691
		13,897,966
Italy—4.9%
Amplifon Spa	36,800	3,209,460
Azimut Holding Spa	272,100	3,401,418
Banca Popolare di Milano Scarl (BPM)	361,000	4,259,100
Banco Popolare di Verona e Novara	288,560	7,633,795
Credito Emiliano Spa	364,800	5,006,526
Davide Campari-Milano Spa	476,650	4,197,452
Erg Spa	152,180	3,981,650
Fondiaria-Sai Spa	118,540	4,734,080
Milano Assicurazioni Spa	697,950	5,081,015
Pirelli & C Real Estate	45,620	3,102,821
Recordati Spa	598,040	4,679,662
Terna Spa	1,674,000	4,400,144
		53,687,123
Japan—19.5%
Asahi Denka Co., Ltd.	235,000	3,690,974
Asahi Pretec Corp.	133,300	4,169,165
Comsys Holdings Corp.	392,000	5,600,476
Cosmo Oil Co., Ltd.	526,000	2,758,304
Dainippon Screen Manufacturing Co., Ltd.	472,900	5,011,952
Dainippon Sumitomo Pharma Co., Ltd.	340,000	3,773,925
Don Quijote Co., Ltd.	48,500	3,664,499
EXEDY Corp.	132,300	4,284,064
Futaba Industrial Co., Ltd.	114,100	2,792,861
Hitachi Construction Machinery Co., Ltd.	194,100	5,113,972

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

Japan (continued)
Hitachi High-Technologies Corp.	182,600	4,826,500
Hitachi Information Systems, Ltd.	141,600	3,297,501
Izumi Co. Ltdronics, Inc	148,700	5,333,282
Japan Aviation Electronics Industry Ltd.	283,000	4,163,463
Keihin Corp.	339,400	9,288,356
Kenedix, Inc	1,167	6,179,169
Kirin Beverage Corp.	126,300	3,075,382
Kyowa Exeo Corp.	474,000	6,155,635
Makino Milling Machine Co., Ltd.	374,000	4,704,403
Makita Corp.	120,800	3,726,874
Mitsubishi Gas Chemical Co., Inc	1,095,800	13,373,864
Mori Seiki Co., Ltd.	165,500	3,488,356
Nachi-Fujikoshi Corp.	748,000	4,831,549
Nippon Shokubai Ltd.	620,000	7,371,919
Nippon System Development Co., Ltd.	112,800	3,930,648
Nissan Chemical Industries Ltd.	314,000	5,332,075
NTN Corp.	414,000	3,282,866
OSG Corp.	258,400	5,501,377
Rengo, Co. Ltd.	388,400	3,007,245
Ricoh Leasing Co., Ltd.	200,600	5,745,555
Ryohin Keikaku	74,400	6,241,101
Sanyo Shinpan Finance Co., Ltd.	69,400	4,305,796
Sumisho Lease Co., Ltd.	137,100	6,758,287
Suruga Bank Ltd.	222,000	3,001,887
Sysmex Corp.	134,800	5,877,308
Tamron Co., Ltd.	224,400	3,661,805
Toppan Forms Co., Ltd.	240,200	4,013,541
Toshiba Machine Co., Ltd.	549,000	6,415,732
Tsumura & Co	195,000	5,137,685
Ulvac, Inc	114,100	4,742,045
Urban Corp.	406,000	6,480,265
XEBIO Co., Ltd.	137,250	4,735,977
Yaskawa Electric Corp.	285,000	3,219,148
		212,066,788

28

		Value ($)
Security	Shares	(Note 1A)

Netherlands—4.6%
Aalberts Industries NV	84,320	6,215,025
Buhrmann NV	339,650	6,006,703
Fugro N.V	161,900	6,226,476
Koninklijke BAM Groep NV	75,050	7,609,005
Koninklijke DSM NV	115,400	5,267,062
SBM Offshore NV	42,040	4,213,883
Univar NV	96,400	5,429,773
USG People NV	72,400	5,239,963
Wolters Kluwer NV	165,270	4,119,942
		50,327,832
Norway—2.2%
Aker Yards AS	58,900	4,395,120
Cermaq ASA	289,800	3,825,261
Tandberg Television ASA (a)	454,200	9,530,077
TGS Nopec Geophysical Company ASA (a)	93,600	5,734,664
		23,485,122
Portugal—0.4%
Banco BPI SA	663,150	4,723,249
Singapore—1.3%
Jurong Technologies Industrial	4,081,300	4,041,892
MobileOne Ltd.	2,238,600	3,256,196
Singapore Petroleum Co., Ltd.	887,000	2,854,915
STATS ChipPAC Ltd. (a)	4,403,000	3,515,641
		13,668,644
South Korea—3.2%
Dongbu Insurance Co., Ltd.	290,200	5,616,967
Hanmi Pharm Co., Ltd.	25,800	3,572,635
Honam Petrochemical Corp.	56,900	3,456,296
Hyundai Department Store Co., Ltd.	45,100	4,216,082
Hyundai Development Company	94,700	4,333,795
Hyundai Mipo Dockyard	53,200	4,578,935
Intops Co., Ltd.	111,200	3,949,758
Pusan Bank	315,900	4,618,326
		34,342,794

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Value ($)
Security	Shares	(Note 1A)

Spain—3.1%
ACS Actividades	174,770	6,787,067
Banco Sabadell SA	174,860	5,739,995
Enagas	199,790	3,956,792
Fadesa Immobiliaria SA	142,860	5,148,128
Immobiliaria Urbis SA	323,610	7,584,983
Union Fenosa, S.A	105,400	4,005,040
		33,222,005
Sweden—1.5%
Eniro AB	353,200	4,083,552
Getinge AB	206,200	3,337,598
Nobia AB	210,400	5,459,740
WM-data AB	979,000	3,206,991
		16,087,881
Switzerland—4.8%
Actelion NV (a)	30,900	3,068,203
Banque Cantonale Vaudoise (BCV)	12,200	3,928,845
Barry Callebaut AG (a)	17,000	7,012,728
Charles Voegele Holding AG (a)	41,200	3,591,811
Geberit AG	3,680	3,512,958
Georg Fischer AG (a)	7,200	3,207,484
Kuoni Reisen Holding AG (a)	10,200	5,286,919
Phonak Holding AG	57,600	3,277,043
Rieter Holding AG	13,060	5,207,177
Sika AG (a)	6,300	6,472,934
Sulzer AG	6,300	4,296,772
Syngenta AG (a)	25,150	3,532,802
		52,395,676
United Kingdom—17.2%
Admiral Group PLC	326,300	3,558,783
Alliance Unichem PLC	240,300	3,739,268
Amlin PLC	622,400	3,004,963
Barratt Developments PLC	202,020	3,715,482
British Airways PLC (a)	893,500	5,481,527
Burren Energy PLC	274,400	4,543,909
Charter PLC (a)	430,710	5,501,643

30

		Value ($)
Security	Shares	(Note 1A)

United Kingdom (continued)
Chemring Group PLC	220,700	4,538,150
Close Brothers Group PLC	355,560	6,585,649
Cookson Group PLC	528,500	4,745,264
CSR PLC (a)	369,400	7,698,444
EMAP PLC	260,400	3,984,205
Enterprise Inns PLC	316,600	5,234,469
First Choice Holidays PLC	1,270,414	4,749,121
Greene King Plc	385,823	5,018,740
Inchcape PLC	116,500	5,274,627
Informa PLC	559,700	4,673,039
International Power PLC	1,327,600	6,524,969
Kier Group PLC	238,010	6,944,313
Laird Group Plc	651,380	5,051,039
Michael Page International PLC	881,200	5,218,596
Morgan Sindall PLC	249,400	5,479,132
Northgate Information Solutions PLC (a)	1,619,730	2,271,485
Persimmon PLC	173,010	3,990,195
Restaurant Group PLC	1,170,014	4,124,886
Schroders PLC	224,850	4,643,009
SIG PLC	370,130	5,775,601
Speedy Hire PLC	337,530	5,422,242
Sportingbet PLC	601,950	3,920,275
The Carphone Warehouse PLC	1,349,630	7,242,658
Tomkins PLC	531,000	3,100,856
Tullow Oil PLC	684,270	4,028,580
United Business Media PLC	343,800	4,331,797
Vedanta Resources PLC	257,500	6,305,524
Victrex PLC	351,890	4,516,231
Viridian Group PLC	151,565	2,584,849
WH Smith PLC	429,390	3,077,966
Wincanton PLC	510,000	2,847,580
Wolfson Microelectronics PLC (a)	449,100	3,451,287
Wolverhampton & Dudley Brew PLC	146,600	3,256,332
		186,156,685
Total Equities (Cost $748,813,473)		1,009,805,890

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

				Value ($)
Preferred Stocks—1.0%			Shares	(Note 1A)

Fresenius AG			27,600	4,947,918
Henkel KGaA			54,100	6,321,806
TOTAL PREFERRED STOCKS (Cost $8,084,333)				11,269,724

				Value ($)
Short-Term Investments—0.1%	Rate (%)	Maturity	Par Value ($)	(Note 1A)

U.S. Government—0.1%
U.S. Treasury Bill (b) (c)
(Cost $1,025,325)	4.480	6/15/2006	1,035,000	1,025,621
TOTAL UNAFFILIATED INVESTMENTS
(Cost $757,923,131)				1,022,101,235

AFFILIATED INVESTMENTS—2.5%

Dreyfus Institutional Preferred
Plus Money Market Fund (d) (e)
(Cost $27,382,916)	4.770		27,382,916	27,382,916

TOTAL INVESTMENTS—96.6% (Cost $785,306,047)				1,049,484,151
OTHER ASSETS, LESS LIABILITIES—3.4%				36,840,097
NET ASSETS—100%				1,086,324,248

Notes to Schedule of Investments:
(a)	Non-income producing security
(b)	Denotes all or part of security segregated as collateral.
(c)	Rate noted is yield to maturity.
(d)	Affiliated institutional money market fund.
(e)	Stated rate is the seven day yield for the fund at March 31, 2006.

32

At March 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

	Local
	Principal	Contract	Value at	USD Amount	Unrealized
Contracts to Receive	Amount	Value Date	March 31, 2006	to Deliver	Gain/(Loss)($)

Norwegian Krone	20,000,000	4/3/2006	,051,944	3,041,686	10,258
Swiss Franc	3,000,000	4/3/2006	2,300,261	2,307,515	(7,254)
			5,352,205	5,349,201	3,004

	Local
	Principal	Contract	Value at	USD Amount	Unrealized
Contracts to Deliver	Amount	Value Date	March 31, 2006	to Receive	Gain ($)

Danish Krone	10,000,000	4/3/2006	1,624,088	1,624,246	158

At March 31, 2006 the Portfolio held the following futures contracts:

		Expiration	Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($)	Gain/(Loss) ($)

MSCI Pan-Euro (1,000 contracts)	Long	6/16/2006	26,868,937	(41,568)
Topix Futures (60 contracts)	Long	6/8/2006	8,323,683	467,039
				425,471

			Percentage of
Economic Sector Allocation			Net Assets (%)

Consumer Discretionary			16.4
Consumer Staples			4.4
Energy			5.1
Financial			18.2
Health Care			5.4
Industrials			20.1
Information Technology			8.1
Materials			12.2
Telecommunications Services			2.0
Utilities			2.0
Short-term and other assets			6.1
			100.0

The Fund 33

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES March 31, 2006 (Unaudited)
Value

Assets ($):
Investments in securities (Note 1A):
Unaffiliated issuers, at value (cost $757,923,131)	1,022,101,235
Affiliated issuers, at value (Note 1H) (cost $27,382,916)	27,382,916
Foreign currency, at value (identified cost, $38,618,630)	38,441,942
Receivable for investments sold	7,210,782
Interest and dividends receivable	2,163,670
Unrealized appreciation on forward foreign
currency exchange contracts (Note 5)	10,416
Prepaid expenses	9,575
Total assets	1,097,320,536

Liabilities ($):
Payable for investments purchased	10,593,718
Unrealized depreciation on forward foreign
currency exchange contracts (Note 5)	7,254
Payable for variation margin on open
financial futures contracts (Note 5)	229,528
Accrued accounting, administration
and custody fees (Note 2)	148,931
Accrued professional fees	13,936
Accrued trustees’ fees and expenses (Note 2)	1,500
Other accrued expenses and liabilities	1,421
Total liabilities	10,996,288

Net Assets (applicable to investors’ beneficial interest) ($)	1,086,324,248

The accompanying notes are an integral part of the financial statements.

34

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2006 (Unaudited)

Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $499,369)	4,571,616
Dividend income from affiliated investments (Note 1 H)	533,180
Interest income	61,510
Security lending income (Note 6)	3,898
Total investment Income	5,170,204
Expenses
Investment advisory fee (Note 2)	4,149,430
Accounting, administration and custody fees (Note 2)	287,054
Professional fees	16,791
Trustees’ fees and expenses (Note 2)	26,693
Insurance expense	4,275
Miscellaneous	8,331
Total expenses	4,492,574
Net investment income	677,630

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) on:
Investments	47,877,608
Financial futures transactions	4,149,976
Foreign currency transactions and
forward currency exchange transactions	(431,283)
Net realized gain (loss)	51,596,301
Change in unrealized appreciation (depreciation) on:
Investments	132,127,662
Financial futures contracts	367,799
Foreign currency translations and
forward currency exchange contracts	(3,912)
Change in net unrealized appreciation (depreciation)	132,491,549
Net realized and unrealized gain (loss)	184,087,850
Net Increase in Net Assets from Operations	184,765,480

The accompanying notes are an integral part of the financial statements.

The Fund 35

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS
	For the
	Six Months Ended	For the
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Increase (Decrease) in Net Assets ($):
From Operations ($):
Net investment income	677,630	5,388,858
Net realized gain (loss)	51,596,301	31,357,090
Change in net unrealized
appreciation (depreciation)	132,491,549	99,455,142
Net increase (decrease) in net
assets from operations	184,765,480	136,201,090

Capital Transactions ($):
Contributions	350,307,927	353,355,799
Withdrawals	(105,979,731)	(51,694,287)
Net increase (decrease) in net assets
from capital transactions	244,328,196	301,661,512
Total Increase (Decrease) in Net Assets	429,093,676	437,862,602

Net Assets ($):
At beginning of period	657,230,572	219,367,970
At end of period	1,086,324,248	657,230,572

The accompanying notes are an integral part of the financial statements.

36

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

FINANCIAL HIGHLIGHTS
				For the Period
	For the			January 28, 2003
	Six Months Ended			(commencement
	March 31, 2006	Year Ended September 30,		of operations) to

	(Unaudited)	2005	2004	September 30, 2003

Total Return [a] (%)	23.06	40.24	33.42[b]	36.44[b,c]
Ratios/Supplemental Data (%):
Expenses (to average
daily net assets) †	1.08[d]	1.12	1.20	1.46[d]
Net Investment Income
(to average daily net assets) †	0.16[d]	1.32	1.06	1.29[d]
Portfolio Turnover	36[c]	50	72	46[c]

Net Assets, End of Year
(000’s omitted) ($)	1,086,324	657,342	219,368	89,545

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
Ratios (to average daily net assets) (%):

Expenses	N/A	N/A	N/A	1.49[d]
Net investment income	N/A	N/A	N/A	1.26[d]
[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
[b] Total return would have been lower in the absence of expense waivers.
[c] Not annualized.
[d] Computed on an annualized basis.

The Fund 37

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the “Portfolio”) is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the S&P Citigroup Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

At March 31, 2006, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the “Funds”).The value of the Funds’ investment in the Portfolio reflects the Funds’ proportionate interests in the net assets of the Portfolio. At March 31, 2006,The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 68% and 32% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded.

38

Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value.The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold.Although the threshold may be revised from time to time by the Trustees and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency

40

exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

(d) Foreign currency transactions: The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

(e) Investment risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(f) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Expenses: The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(h) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

Note 2—Investment Advisory Fee and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the six months ended March 31, 2006, the Portfolio paid $4,149,430 in investment advisory fees to TBCAM.

The Portfolio entered into an agreement with Mellon Bank, N.A. (“Mellon Bank”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $287,054 during the six months ended March 31, 2006.

The Portfolio also entered into an agreement with Mellon Bank, to perform certain securities lending activities and to act as the Portfolio’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $1,680, for the six months ended March 31, 2006. See Note 6 for further details.

The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation

42

from the Trust or the Portfolio for serving as an officer or Trustee of the Trust.The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the “Independent Trustees”) an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

Note 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

Purchases ($)	Sales ($)

Investments (non-U.S.
Government Securities) 480,498,435	283,511,594

Note 4—Federal Taxes:
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a fed-
eral income tax basis, were as follows:
Aggregate Cost	$785,306,047
Unrealized appreciation	266,969,306
Unrealized depreciation	(2,791,202)
Net unrealized appreciation (depreciation)	264,178,104

Note 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio’s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

During the six months ended March 31, 2006, the Portfolio held foreign currency exchange contracts. See Schedule of Investments for further details.

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or

44

hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

Note 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $70,333 of which $66,435 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio did not hold any securities loaned.

Note 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1 / 2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $4,507.

For the six months ended March 31, 2006, the Portfolio had average borrowings outstanding of $2,406,000 on a total of one day and incurred $326 of interest.

46

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund’s investment adviser or underwriter (the “Independent Trustees”) voting separately, approve the fund’s advisory agreement and the related fees on an annual basis.The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the “Portfolio”), which is managed by The Boston Company Asset Management (“TBCAM”). The Fund’s Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund’s Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio’s investment adviser, TBCAM (“the Adviser”), a broad range of information in response to a written request prepared on their behalf by their own legal counsel.The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund’s advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees’ review of the materials and their deliberations. The entire Board then met on October 18, 2005.

The Fund 47

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: The Adviser’s audited balance sheets and income statements, as well as a profitability analysis of the Adviser, including a separate presentation of the Adviser’s profitability relative to that of several publicly traded investment advisers;

2. Management Teams and Operations: The Adviser’s Form ADV, as well as information concerning the Adviser’s executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services (“Lipper”) regarding the Fund’s historical performance, management fee and expense ratio compared to other funds, and the Adviser’s separate account advisory fee schedules;

4. Specific Facts Relating to the Fund: The Adviser’s commentary on the Fund’s performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund’s “fact sheets” prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio’s holdings, strategies, recent market conditions and outlook, as well as the Adviser’s views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

5. Other Benefits: The benefits flowing to Mellon Financial Corporation (“Mellon”) and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio’s advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or impor-

48

tance to each factor.The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judg-ment.The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees’ determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser.The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Portfolio’s two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser’s investment staff, technological infrastructure and overall responsiveness to changes in market conditions.The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees.The Board

The Fund 49

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

also compared the Fund’s investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund’s performance rankings against that universe. In addition to the information received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund’s performance for the one-, three-and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund’s performance compares favorably to its peer group of funds as the Fund outperformed the median for the one-year period (35.85% vs. 29.34%), three-year period (29.70% vs. 24.97%) and five-year period (15.36% vs. 7.87%) .

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio’s “net advisory fees” included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust’s custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio’s advisory fees to those peers that include administrative fees within a blended advisory fee.

The Portfolio’s contractual advisory fee was 1.000%, which was in the 2nd quintile (1st being the best) of its peer group of funds and below the median of that peer group, which was 1.030% . The Portfolio’s actual advisory fee, after giving effect to expense limitations, was 1.012%, which was higher than the peer group median actual advisory fee of 0.893% . Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio’s advisory fee is reasonable relative to its peer group averages, both with and without giving effect to expense limitations.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the

50

additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board also considered the Fund’s (rather than solely the Portfolio’s) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund’s actual total expense ratio of 1.269% (after giving effect to expense limitations) was lower than the median total expense ratio of the peer group of 1.292% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

The Adviser’s Profitability

The Board considered the Adviser’s profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC (“Standish Mellon”) in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but made a modest profit in 2004.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows.They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies result-

The Fund 51

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

ing from its size.The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or the Fund was not necessary at this time.They requested, however, that management consider the issue of future breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management’s rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

In response, the Adviser has subsequently proposed for the Independent Trustees’ consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex.These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale.The Independent Trustees and their counsel have taken this proposal under advisement.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same

52

or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided.The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

———————

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio’s advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

The Fund 53

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006.The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

I N D E P E N D E N T T R U S T E E S
Samuel C. Fleming (65)
Trustee (1986)
c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453
Principal Occupation During Past 5 Years:
• Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $3,662 (Fund); $250 (Portfolio)
———————
Caleb Loring III (62)
Trustee (1986)
c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915
Principal Occupation During Past 5 Years:
• Trustee, Essex Street Associates (family investment trust office)
Number of Portfolios in Fund Complex Overseen by Trustee 34
Trustee Remuneration (period ended March 31, 2006): $4,243 (Fund); $250 (Portfolio)
———————
Benjamin M. Friedman (61)
Trustee (1989)
c/o Harvard University, Littauer Center 127, Cambridge, MA 02138
Principal Occupation During Past 5 Years:
• William Joseph Maier, Professor of Political Economy, Harvard University
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $3,662 (Fund); $250 (Portfolio)

54

I N D E P E N D E N T T R U S T E E S ( c o n t i n u e d )
John H. Hewitt (71)
Trustee (1986)
P.O. Box 2333, New London, NH 03257
Principal Occupation During Past 5 Years:
• Trustee, Mertens House, Inc. (hospice)
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $3,662 (Fund); $250 (Portfolio)

I N T E R E S T E D T R U S T E E S
Patrick J. Sheppard (40)
Trustee, President and Chief Executive Officer (2003)
The Boston Company Asset Management, LLC, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• President and Chief Operating Officer of The Boston Company Asset Management, LLC;
formerly Senior Vice President and Chief Operating Officer, Mellon Asset Management
(“MAM”) and Vice President and Chief Financial Officer, MAM
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $0 (Fund)

P R I N C I P A L O F F I C E R S W H O A R E N O T T R U S T E E S
Barbara A. McCann (45)
Vice President and Secretary (2003)
Mellon Asset Management, One Boston Place, Boston, MA	02108
Principal Occupation(s) During Past 5 Years:
• Senior Vice President and Head of Operations, Mellon Asset Management (“MAM”); formerly
First Vice President, MAM and Mellon Global Investments
———————
Steven M. Anderson (40)
Vice President (1999) and Treasurer (2002)
Mellon Asset Management, One Boston Place, Boston, MA	02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Mutual Funds Controller, Mellon Asset	Management; formerly Assistant Vice
President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC

The Fund 55

TRUSTEES AND OFFICERS (continued)
P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S ( c o n t i n u e d )
Denise B. Kneeland (54)
Assistant Vice President (1996)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Manager, Mutual Funds Operations, Mellon Asset Management; formerly
Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management, LLC
———————
Cara E. Hultgren (35)
Assistant Vice President (2001)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Assistant Vice President and Manager of Compliance, Mellon Asset Management (“MAM”);
formerly Manager of Shareholder Services, MAM, and Shareholder Representative, Standish
Mellon Asset Management Company LLC
———————
Mary T. Lomasney (49)
Chief Compliance Officer (2005)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• First Vice President, Mellon Asset Management and Chief Compliance Officer, Mellon Funds
Distributor and Mellon Optima L/S Strategy Fund, LLC; formerly Director, Blackrock, Inc.,
Senior Vice President, State Street Research & Management Company (“SSRM”), and Vice
President, SSRM

56

For	More	Information

Dreyfus Premier
International Small Cap Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
17	Notes to Financial Statements
24	Portfolio Information (Master Portfolio)
25	Schedule of Investments (Master Portfolio)
31	Statement of Assets and Liabilities
(Master Portfolio)
32	Statement of Operations (Master Portfolio)
33	Statements of Changes in Net Assets
(Master Portfolio)
34	Financial Highlights (Master Portfolio)
35	Notes to Financial Statements (Master Portfolio)
41	Factors Considered by Board of Trustees
in Approving Advisory Agreement
(Master Portfolio)
48	Trustees and Officers (Master Portfolio)

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier
Small Cap Equity Fund

The Fund

L E T T E R F R O M T H E C H A I R M A N Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Small Cap Equity Fund, covering the six-month period from October 1, 2005, through March 31, 2006.

After posting relatively mild gains during much of 2005, U.S. stocks began to show signs of renewed vigor in the first quarter of 2006. As they have for some time, smaller-cap stocks rose more sharply than large-cap shares in this current market environment in which investors have responded positively to reports of continued economic growth and robust business fundamentals in most industry groups. In fact, it recently was announced that, over the final three months of last year, pretax corporate profits rose at the fastest pace since 1992.

While our chief economist, Richard Hoey, currently expects U.S. economic growth to continue, the economic expansion may begin to rely less on consumer spending and more on corporate capital investment, exports and non-residential construction. In addition, inflationary pressures may increase moderately due to tighter labor markets and robust demand for goods and services. Clearly, changes in the economic climate might benefit some types of companies and industries more than others.As always, we encourage you to talk with your financial advisor to discuss investment options that may be suitable for you in this environment.

For more information about how the fund performed, as well as information on market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio managers.

Thank you for your continued confidence and support.

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 17, 2006

2

D I S C U S S I O N O F F U N D P E R F O R M A N C E

Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier Small Cap Equity Fund perform relative to its benchmark?

For the six-month period ended March 31, 2006, the fund produced total returns of 12.37% for its Class A Shares, 12.00% for its Class B Shares, 11.97% for its Class C shares, 12.54% for its Class R shares and 12.25% for its Class T shares.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index, produced a total return of 14.26% for the same period.2

As they have for some time, small-cap stocks continued to outperform their large-cap counterparts, as strong economic growth and rising corporate earnings whetted investors’ appetite for risk. However, investors preferred lower-quality companies over the higher-quality businesses we favor. As a result, despite strong absolute returns for the period, the fund produced lower returns than its benchmark.

What is the fund’s investment approach?

The fund seeks long-term growth of capital.The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company Small Cap Value Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio. The fund (as used herein, “fund” refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances, at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies.

We employ a value-based investment style, in which we seek to identify companies with stocks trading at prices below what we believe to be their intrinsic values.We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.

We focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best.The stock selection

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

process is designed to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase.

What other factors influenced the fund’s performance?

Despite 15 consecutive increases of short-term interest rates since June 2004, the rates at which companies borrow have remained relatively low by historical standards, and even marginal companies have had ample access to capital.As a result, investors apparently have remained comfortable investing in riskier stocks that do not meet our earnings, return-on-equity and valuation criteria. As a result, the stocks of lower-quality small-cap issuers outperformed their higher-quality counterparts during the reporting period, causing the fund’s returns to lag its benchmark.

Still, the fund participated to a substantial degree in the small-cap market’s gains, achieving above-average returns in a number of market sectors. In the financials area, the fund benefited both from relatively light exposure to the sector overall and our security selection strategy. We generally avoided consumer finance companies, focusing instead on firms that we believed would prosper due to greater activity in the capital markets, including Raymond James Financial Inc., Piper Jaffray Companies, Inc. and Knight Capital Group Inc.The fund also received strong contributions from diversified commercial banks Sterling Financial Corp. and Sterling Bancshares Inc., which are not related, and real estate investment trusts Jones Lang Lasalle, Strategic Hotels & Resorts and Education Realty Trust.

The fund’s overweighted position in the energy area helped it participate more fully in the sector’s gains. Successful stock selections benefiting from favorable supply-and-demand factors in the energy market included Foundation Coal Holdings, a relatively recent purchase, as well as equipment and services providers Tetra Technologies and Dril-Quip. In addition, industrial company United Rentals Inc., the largest equipment rental company in the United States, rose on the strength of the expanding U.S. economy.

Although the fund’s information technology and health care holdings produced positive absolute returns for the reporting period, both areas

4

lagged their respective components in the benchmark due to our emphasis on higher-quality companies. In addition, in the technology area, encryption software developer SafeNet Inc. was hurt by disappointing earnings and their CFO resignation, RFID solutions provider Comtech Telecommunications was undermined by a lower-than-expected earnings forecast, and broadband account management software supplier Motive Inc. suffered from weaker-than-expected earnings and a restatement. Disappointments among health care companies included home health care providers Apria Healthcare Group Inc., which encountered unstable business conditions, and Amedisys Inc., where earnings fell short of expectations related to an acquisition.

What is the fund’s current strategy?

As of the end of the reporting period, we have found a number of opportunities in the energy and health care sectors. Smaller energy companies have continued to benefit from favorable supply-and-demand dynamics, while certain managed health care providers appear poised to benefit from greater outsourcing of specialty services, save the government or commercial payers money, and have direct contact with consumers. In addition, we believe that investors’ preference for lower-quality companies may diminish when the U.S. economy moves to the next phase of its cycle, and we expect attention to turn once again to companies with higher-quality earnings and improving returns-on-equity.

April 17, 2006
The investment adviser to the master portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until September 30, 2006. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Small Cap Equity Fund from October 1, 2005 to March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.15	$ 11.10	$ 11.10	$ 5.83	$ 8.47
Ending value (after expenses)	$1,123.79	$1,120.00	$1,119.70	$1,125.40	$1,122.50

C O M P A R I N G Y O U R	F U N D ’ S E X P E N S E S
W I T H T H O S E O F	O T H E R F U N D S ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.79	$ 10.55	$ 10.55	$ 5.54	$ 8.05
Ending value (after expenses)	$1,018.20	$1,014.46	$1,014.46	$1,019.45	$1,016.95

† Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class B, 2.10% for
Class C, 1.10% for Class R and 1.60% for Class T multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

Dreyfus Premier Stock Funds
D re y f u s P re m i e r S m a l l C a p E q u i t y	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited)

		Value

Assets ($):
Investment in The Boston Company Small Cap Value
Portfolio (“Portfolio”), at value (Note 1A)		38,065,134
Receivable from administrator (Note 2)		6,465
Receivable for Fund shares sold		389,778
Prepaid expenses		41,729
		38,503,106

Liabilities ($):
Payable for Fund shares redeemed		12,117
Accrued transfer agent fees		2,495
Accrued professional fees		9,733
Accrued distribution fees		4,573
Accrued shareholder service fees		4,883
Other accrued expenses and liabilities		61,407
		95,208

Net Assets ($)		38,407,898

Composition of Net Assets ($):
Paid-in capital		33,827,563
Undistributed net investment (loss)		(16,659)
Accumulated net realized gain		1,121,760
Net unrealized appreciation		3,475,234

Net Assets ($)		38,407,898

Net Assets Attributable to ($):
Class A		16,546,329
Class B		2,438,521
Class C		5,569,976
Class R		13,516,790
Class T		336,282

The Fund 7

Dreyfus Premier Stock Funds
D re y f u s P re m i e r S m a l l	C a p	E q u i t y	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2006 (Unaudited) (continued)

				Value

Shares of beneficial shares outstanding:
Class A				541,535
Class B				81,809
Class C				186,977
Class R				438,900
Class T				11,108

Net Asset Value, Per Share ($):
(Net Assets/Shares outstanding)
Class A				30.55
Class B				29.81
Class C				29.79
Class R				30.80
Class T				30.27

The accompanying notes are an integral part of the financial statements.

8

Dreyfus Premier Stock Funds
D re y f u s P re m i e r S m a l l C a p E q u i t y	Fu n d

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2006 (Unaudited)

		Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $110)		207,041
Interest and securities lending income allocated from Portfolio		3,348
Expenses allocated from Portfolio		(141,039)
Net investment income allocated from Portfolio		69,350
Expenses:
Professional fees		11,346
Registration fees		46,241
Directors’ fees and expenses		4,407
Distribution fees (Note 2b)		23,692
Shareholder servicing costs (Note 2c)		25,360
Administration fees (Note 2a)		16,167
Transfer agent fees (Note 2c)		13,186
Prospectus and shareholders’ reports		9,433
Miscellaneous		5,638
Total Expenses		155,470
Less-reimbursement of Fund operating expenses (Note 2a)		(69,357)
Net Expenses		86,113
Investment (Loss)-Net		(16,763)

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions		1,133,976
Change in unrealized appreciation (depreciation)
on investments allocated from Portfolio		2,819,623
Net Realized and Unrealized Gain (Loss) on Investments		3,953,599
Net Increase in Net Assets from Operations		3,936,836

The accompanying notes are an integral part of the financial statements.

The Fund 9

Dreyfus Premier Stock Funds
D re y f u s P re m i e r S m a l l C a p	E q u i t y Fu n d

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Operations ($):
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	(16,763)	(53,198)
Net realized gain (loss)	1,133,976	1,761,592
Change in net unrealized
appreciation (depreciation)	2,819,623	439,551
Net Increase (Decrease) in
Net Assets from Operations	3,936,836	2,147,945

Dividend to Shareholders from ($):
From net realized gains on investments:
Class A	(337,127)	(223)
Class B	(48,840)	(53)
Class C	(105,287)	(69)
Class R	(284,352)	(1)
Class T	(7,115)	(6)
Total Dividends	(782,721)	(352)

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	3,092,850	8,882,901
Class B	641,779	1,137,637
Class C	1,623,913	3,172,208
Class R	1,518,673	12,862,472
Class T	55,305	228,128
Dividends reinvested:
Class A	267,560	223
Class B	41,106	17
Class C	52,196	55
Class R	284,352	1
Class T	3,933	6

10

	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Fund Share (Principal) Transactions
(Note 4) ($) (continued):
Cost of shares redeemed:
Class A	(769,113)	(1,417,297)
Class B	(186,084)	(457,542)
Class C	(195,818)	(490,238)
Class R	(1,981,952)	(442,030)
Class T	(14,018)	(59,668)
Net Increase (Decrease) in Net Assets
from Capital Transactions	4,434,682	23,416,873
Total Increase (Decrease) in Net Assets	7,588,797	25,564,466

Net Assets ($):
Beginning of period	30,819,101	5,254,635
End of period	38,407,898	30,819,101
Undistibuted investment income (loss)—net	(16,659)	104

The accompanying notes are an integral part of the financial statements.

The Fund 11

Dreyfus Premier Stock Funds
D re y f u s P re m i e r	S m a l l	C a p	E q u i t y	Fu n d
FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class A Shares	(Unaudited)	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	27.89	23.32	18.48	14.00
Investment Operations:
Net Investment (loss) † b	(.01)	(.07)	(.08)	(.05)
Net realized and unrealized
gain on investments	3.38	4.64	5.38	4.53
Total from investment operations	3.37	4.57	5.30	4.48
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	30.55	27.89	23.32	18.48

Total Return (%)	12.37[d,e]	19.60[d]	29.07[d]	32.00[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.67[e]	1.35	1.34	.89[e]
Net investment (loss)
(to average daily net assets)†	(.02)[e]	(.26)	(.37)	(.29)[e]

Net Assets, end of period ($ X 1,000)	16,546	12,568	3,636	146

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.06)	(.33)	(1.13) (21.53)
Ratios (to average daily net assets) (%):
Expenses	.87[e]	2.30[e]	6.56 121.07[e]
Net investment income (loss)	(.22)[e]	(1.21)[e]	(5.59) (120.47)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

12

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class B Shares	(Unaudited)	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	27.32	23.01	18.39	14.00
Investment Operations:
Net Investment (loss) † b	(.11)	(.27)	(.22)	(.13)
Net realized and unrealized
gain on investments	3.31	4.58	5.30	4.52
Total from investment operations	3.20	4.31	5.08	4.39
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	29.81	27.32	23.01	18.39

Total Return (%)	12.00[d,e]	18.74[d]	27.99[d]	31.36[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	1.05[e]	2.10	2.09	1.39[e]
Net investment (loss)
(to average daily net assets)†	(.40)[e]	(.03)	(1.12)	(.79)[e]

Net Assets, end of period ($ X 1,000)	2,439	1,754	851	48

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.18)	(.56)	(1.27) (20.36)
Ratios (to average daily net assets) (%):
Expenses	1.30[e]	3.22[e]	7.31 121.56[e]
Net investment income (loss)	(.65)[e]	(2.15)[e]	(6.34) (120.96)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class C Shares	(Unaudited)	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	27.32	23.02	18.39	14.00
Investment Operations:
Net Investment (loss) [b]	(.11)	(.28)	(.22)	(.13)
Net realized and unrealized
gain on investments	3.29	4.58	5.31	4.52
Total from investment operations	3.18	4.30	5.09	4.39
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	29.79	27.32	23.02	18.39

Total Return (%)	11.97[d,e]	18.68[d]	28.05[d]	31.36[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	1.05[e]	2.10	2.09	1.38[e]
Net investment (loss)
(to average daily net assets)†	(.39)[e]	(1.03)	(1.12)	(.79)[e]

Net Assets, end of period ($ X 1,000)	5,570	3,659	690	48

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.17)	(.56)	(1.27) (20.89)
Ratios (to average daily net assets) (%):
Expenses	1.27[e]	3.15	7.31 121.56[e]
Net investment income (loss)	(.62)[e]	(2.08)	(6.34) (120.97)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class R Shares	(Unaudited)	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	28.07	23.42	18.52	14.00
Investment Operations:
Net Investment income (loss) † b	.03	.07	(.03)	(.02)
Net realized and unrealized
gain on investments	3.41	4.58	5.39	4.54
Total from investment operations	3.44	4.65	5.36	4.52
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)c	(.46)	—
Net asset value, end of period	30.80	28.07	23.42	18.52

Total Return (%)	12.54[d,e]	19.86[d]	29.33[d]	32.22[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.55[e]	1.10	1.09	.73[e]
Net investment income (loss)
(to average daily net assets)†	.10[e]	.24	(.12)	(.13)[e]

Net Assets, end of period ($ X 1,000)	13,517	12,575	14	8

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.03)	(.20)	(1.12) (19.34)
Ratios (to average daily net assets) (%):
Expenses	.77[e]	1.97	6.31 120.90[e]
Net investment income (loss)	(.12)[e]	(.63)	(5.34) (120.30)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	March 31, 2006	Year Ended September 30,

Class T Shares	(Unaudited)	2005	2004	2003[a]

Per Share Data ($):
Net asset value, beginning of period	27.67	23.21	18.45	14.00
Investment Operations:
Net Investment (loss) † b	(.04)	(.14)	(.13)	(.07)
Net realized and unrealized
gain on investments	3.35	4.60	5.35	4.52
Total from investment operations	3.31	4.46	5.22	4.45
Distributions:
Dividends from net realized
gains on investments	(.71)	(.00)[c]	(.46)	—
Net asset value, end of period	30.27	27.67	23.21	18.45

Total Return (%)	12.25[d,e]	19.22[d]	28.67[d]	31.79[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets)†	.80[e]	1.60	1.59	1.06[e]
Net investment (loss)
(to average daily net assets)†	(.15)[e]	(.53)	(.62)	(.46)[e]

Net Assets, end of period ($ X 1,000)	336	264	64	8

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.16)	(.39)	(1.18) (19.36)
Ratios (to average daily net assets) (%)
Expenses	1.22[e]	2.86	6.81 121.24[e]
Net investment income (loss)	(.57)[e]	(1.44)	(5.84) (120.64)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

Dreyfus Premier Stock Funds
D re y f u s	P re m i e r S m a l l C a p E q u i t y	Fu n d
N O T E S T O	F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Equity Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and operates as a series company currently offering one series.The Fund’s investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 11% at March 31, 2006).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares.The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share

The Fund 17

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relate net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

In the normal course of business, the fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the fund under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. However, based on experience, the fund expects the risks of loss to be remote.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net

18

investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with U.S. generally accepted accounting principles.All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: The Fund intends to qualify as a “regulated investment company”, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2005 was as follows: capital gains $352.

The Fund 19

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2 —Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

At a meeting of the Fund’s Board of Trustees held on November 14, 2005, the Board reviewed information provided by Dreyfus that compared the Fund’s performance and expense ratios to a comparison group of funds and to relevant Lipper averages.The Board discussed the results of the comparisons for various periods ended September 30, 2005, and noted that the Fund’s total return performance was higher than the comparison group averages and Lipper category averages for the 1-year, 3-year, and 5-year periods. The Board also noted that the Fund’s expense ratio was lower than the comparison group average and Lipper category average after giving effect to the undertaking by Dreyfus during the period to reduce the Fund’s expense ratio.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until September 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.10% of average net assets. Pursuant to this expense limitation, for the period ended March 31, 2006, Dreyfus voluntarily reimbursed the Fund in the amount of $69,357 for its operating expenses.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C

20

shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2006, Class B, Class C and Class T shares were charged $7,279, $16,059 and $354, respectively, pursuant to the Plan.

During the period ended March 31, 2006, the Distributor retained $4,081 and $523 from commissions earned on sales of Class A and Class T shares, respectively, and $1,265 and $147 from contingent deferred sales charges on redemptions of the Fund’s Class B and Class C shares, respectively.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2006, Class A, Class B, Class C and Class T shares were charged $17,227, $2,426, $5,353 and $354, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2006, the Fund was charged $6,580 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 21

N O T E S T O F I N A N C I A L S TAT E M E N T S ( U n a u d i t e d ) (continued)

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended March 31, 2006 aggregated $7,284,472 and $4,024,284, respectively.

NOTE 4—Capital Share Transactions:
	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Class A :
Shares sold	108,274	349,810
Dividends reinvested	9,772	9
Shares redeemed	(27,169)	(55,044)
Net increase	90,877	294,775
Class B:
Shares sold	22,751	45,186
Dividends reinvested	1,536	1
Shares redeemed	(6,675)	(17,954)
Net increase	17,612	27,233
Class C:
Shares sold	58,155	123,477
Dividends reinvested	1,951	2
Shares redeemed	(7,067)	(19,520)
Net increase	53,039	103,959
Class R:
Shares sold	51,858	463,177
Dividends reinvested	10,310	—
Shares redeemed	(71,231)	(15,830)
Net increase	(9,063)	447,347
Class T:
Shares sold	1,919	9,021
Dividends reinvested	145	—
Shares redeemed	(489)	(2,233)
Net increase	1,575	6,788

22

At March 31, 2006, three shareholders of record held approximately 71% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

The Fund 23

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

PORTFOLIO INFORMATION as of March 31, 2006
		Percentage of
Top Ten Holdings†	Sector	Net Assets

Ralcorp Holdings, Inc.	Consumer Staples	1.9
Ralcorp Holdings, Inc.	Consumer Staple	1.4%
Granite Construction, Inc.	Industrial	1.3
Esterline Technologies Corp.	Industrial	1.2
Option Care, Inc.	Health Care	1.2
The Brink’s Co.	Industrial	1.2
United Rentals, Inc.	Industrial	1.1
Tetra Technologies	Energy	1.1
Reliance Steel & Aluminum	Industrial	1.1
Laidlaw International, Inc.	Industrial	1.1
Shaw Group, Inc.	Industrial	1.0
		11.7%

*Excluding short-term securities and cash collateral investments.

Percentage of
Economic Sector Allocation	Net Assets

Basic Materials	4.6%
Consumer Discretionary	12.3
Consumer Staple	4.5
Energy	6.0
Financial	17.7
Health Care	7.8
Industrial	20.7
Information Technology	17.5
Utilities	2.6
Short-term and other assets	6.3
100.0%

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (See Note 1 of the Fund’s Notes to Financial Statements).The Portfolio is actively managed. Current holdings maybe different than those presented above.

24

Mellon Institutional Funds Master Portfolio
T h e B o s t o n C o m p a ny S m a l l	C a p	Va l u e	P o r tfo l i o
SCHEDULE OF INVESTMENTS
March 31, 2006

			Value ($)
Security	Shares		(Note 1A)

UNAFFILIATED INVESTMENTS—101.0%
EQUITIES—93.7%
Basic Materials—4.6%
Arch Coal, Inc.	35,400	[a]	1,522,554
Compass Minerals International, Inc.	67,300		1,681,827
FMC Corp.	45,300		2,807,694
Georgia Gulf Corp.	101,700		2,643,183
Glatfelter	128,900		2,362,737
NN, Inc.	19,300		249,163
Neenah Paper, Inc.	46,300		1,516,325
RTI International Metals, Inc.	66,400	[a]	3,642,040
Wausau Paper Corp.	124,400		1,762,748
			16,665,717
Consumer Discretionary—12.3%
Big 5 Sporting Goods Corp.	134,400		2,631,552
Big Lots, Inc.	88,800	[a]	1,239,648
Charming Shoppes, Inc.	209,500	[a]	3,115,265
Kenneth Cole Productions, Class A Shares	46,700		1,293,590
Entercom Communications Corp.	77,700	[b]	2,169,384
Hot Topic, Inc.	167,400	[a]	2,427,300
Journal Communications, Inc.	111,200		1,378,880
Keystone Automotive Industries, Inc.	50,500	[a]	2,131,605
Matthews International Corp., Class A	45,900		1,756,134
Modine Manufacturing Co.	47,200		1,392,400
OfficeMax, Inc.	97,700		2,947,609
Regis Corp.	80,100		2,761,848
Ruby Tuesday	94,800	[a]	3,041,184
School Specialty, Inc.	48,700	[a]	1,680,150
Tenneco, Inc.	59,900	[a]	1,299,231
Toro Co.	48,000		2,292,000
Tuesday Morning Corp.	81,300		1,877,217
Tupperware Brands Corp.	125,400		2,581,986
Wabtec Corp.	73,400		2,392,840
Winnebago Industries, Inc. (b)	74,300	[b]	2,254,262
Zale Corp	53,800	[a]	1,508,014
			44,172,099

The Fund 25

S T A T E M E N T O F I N V E S T M E N T S (continued)

			Value ($)
Security	Shares		(Note 1A)

Consumer Staple—4.5%
BJ’S Wholesale Club, Inc	74,400	[a,b]	2,344,344
J & J Snack Food Corp.	36,900		1,239,471
Lance, Inc.	65,700	[b]	1,478,250
Longs Drug Stores Corp.	62,000		2,869,360
Ralcorp Holdings, Inc.	137,400		5,228,070
Schweitzer-Mauduit International, Inc.	54,300		1,303,200
The Boston Beer Co., Inc.	60,800	[a]	1,581,408
			16,044,103
Energy—6.0%
Dril-Quip, Inc.	28,500	[a]	2,019,225
Foundation Coal Holdings, Inc.	61,500		2,530,110
Global Industries, Ltd.	189,900	[a]	2,751,651
Oil States International, Inc.	84,500	[a]	3,113,825
Tetra Technologies	91,200	[a]	4,290,048
Universal Compression Holdings, Inc.	70,700	[a,b]	3,582,369
Veritas DGC, Inc.	75,000	[a]	3,404,250
			21,691,478
Financial—17.7%
Alabama National Bancorp/Del	22,600		1,545,840
American Equity Investment Life Holding Co.	57,500	[b]	824,550
American Financial Realty Trust REIT	124,600		1,451,590
Annaly Mortgage Management, Inc. REIT	137,000		1,663,180
Aspen Insurance Holdings Ltd	126,100		3,109,626
Assured Guaranty Ltd	116,800		2,920,000
BankAtlantic Bancorp, Inc.	200,200		2,880,878
Capital Trust, Inc., Class A REIT	69,600		2,165,952
Corrections Corp. of America	35,000	[a]	1,582,000
Education Realty Trust, Inc. REIT	113,600	[b]	1,738,080
Financial Federal Corp.	118,450		3,470,585
First Potomac Realty Trust REIT	69,600		1,966,200
First Republic Bank	60,500		2,288,110
Flushing Financial Corp.	56,200		981,252

26

			Value ($)
Security	Shares		(Note 1A)

Financial (continued)
Horace Mann Educators Corp.	100,900		1,896,920
Innkeepers USA Trust REIT	145,900		2,473,005
Jones Lang Lasalle	48,900		3,742,806
Knight Capital Group, Inc.	145,900	[a]	2,032,387
Lasalle Hotel Properties REIT	56,400		2,312,400
Lexington Corporate Properties Trust REIT	143,300	[b]	2,987,805
Mission West Properties REIT	124,400		1,461,700
Piper Jaffray Companies, Inc.	62,400	[a]	3,432,000
Provident Bankshares Corp.	46,500		1,694,925
Redwood Trust, Inc. REIT	39,100	[b]	1,693,812
Scottish Annuity & Life Holding	95,300	[b]	2,364,393
Sterling Bancshares, Inc.	93,600		1,689,480
Sterling Financial Corp.	55,900		1,621,100
Strategic Hotels and Resorts, Inc. REIT	91,200		2,123,136
Triad Guaranty, Inc.	73,700	[a]	3,456,530
			63,570,242
Health Care—7.8%
Amedisys, Inc.	74,100	[a,b]	2,574,975
Andrx Corp.	102,300	[a]	2,428,602
Chattem, Inc.	47,800	[a]	1,799,670
Encore Medical Corp.	215,300	[a]	1,102,336
Kindred Healthcare, Inc.	80,800	[a,b]	2,032,120
Magellan Health Services, Inc.	58,700	[a]	2,375,589
Medical Action Industries, Inc.	34,300	[a]	822,857
Omnicell, Inc.	164,500	[a,b]	1,873,655
Option Care, Inc.	323,500		4,574,290
Orchid Cellmark, Inc.	178,900	[a]	1,026,886
Pediatrix Medical Group, Inc.	30,300	[a]	3,109,992
RehabCare Group, Inc.	69,900	[a]	1,317,615
Res-Care, Inc.	160,000	[a,b]	2,940,800
			27,979,387

The Fund 27

S T A T E M E N T O F I N V E S T M E N T S (continued)

		Value ($)
Security	Shares	(Note 1A)

Industrial—20.7%
Adesa, Inc.	83,300	2,227,442
AGCO Corp.	180,700 [a,b]	3,747,718
Bowne & Co., Inc.	167,800	2,797,226
Casella Waste Systems, Inc.	74,100 [a]	1,052,961
Central Parking Corp.	145,600 [b]	2,329,600
CIRCOR International, Inc.	73,200 [b]	2,137,440
Clean Harbors, Inc.	78,500 [a,b]	2,329,095
Comfort Systems USA, Inc.	123,500	1,667,250
Consolidated Graphics, Inc.	36,300 [a]	1,891,956
Courier Corp.	42,130	1,868,044
Electro Rent Corporation	67,400	1,145,800
Esterline Technologies Corp	109,200 [a]	4,668,300
Granite Construction, Inc.	99,100	4,824,188
GSI Group, Inc.	199,400 [a]	2,203,370
Herley Industries, Inc.	123,400 [a]	2,576,592
II-VI, Inc	138,200 [a]	2,500,038
Labor Ready	106,700 [a]	2,555,465
Laidlaw International, Inc.	156,100	4,245,920
LECG Corp.	139,600 [a]	2,690,092
McGrath Rentcorp.	94,800	2,849,688
Pike Electric Corp.	67,500 [a]	1,418,175
Reliance Steel & Aluminum	45,500	4,273,360
Shaw Group, Inc.	124,600 [a]	3,787,840
SI International, Inc.	44,700 [a]	1,571,205
The Brink’s Co.	87,800	4,456,728
United Rentals, Inc	127,300 [a,b]	4,391,850
Waste Connections, Inc.	65,100 [a,b]	2,591,631
		74,798,974
Information Technology—17.5%
Actel Corp.	110,200 [a]	1,756,588
Avid Technology, Inc.	40,800 [a]	1,773,168
CSG Systems International, Inc.	116,400 [a,b]	2,707,464
Cabot Microelectronics	55,200 [a,b]	2,047,920
Carrier Access Corp.	217,800 [a]	1,311,156

28

		Value ($)
Security	Shares	(Note 1A)

Information Technology (continued)
Cirrus Logic, Inc.	160,200 [a]	1,358,496
Comtech Telecommunications Corp.	81,700 [a]	2,383,189
CyberOptics Corp.	68,900 [a]	1,031,433
Digi International, Inc.	70,100 [a]	818,067
EPIQ Systems, Inc.	79,000 [a]	1,501,000
Electronics for Imaging, Inc.	79,600 [a]	2,226,412
Emulex Corp.	166,200 [a]	2,840,358
Entrust, Inc.	36,400 [a]	163,800
Epicor Software Corp.	270,700 [a]	3,635,501
FEI Co. (a) (b)	143,100 [a,b]	2,840,535
Foundry Networks, Inc.	127,000 [a]	2,306,320
Integrated Device Technology, Inc.	174,000 [a]	2,585,640
MKS Instruments, Inc.	71,900 [a,b]	1,684,617
NIC, Inc.	298,100 [a]	1,827,353
Net Gear, Inc.	138,000 [a]	2,623,380
PC-Tel, Inc.	50,000 [a]	476,000
Perot Systems Corp., Class A	231,300 [a]	3,599,028
Phase Forward, Inc.	234,600 [a]	2,613,444
Photon Dynamics, Inc.	58,700 [a]	1,100,625
PLATO Learning, Inc.	182,300 [a]	1,730,027
Progress Software Corp.	80,900 [a]	2,353,381
RSA Security, Inc.	202,000 [a]	3,623,880
SafeNet, Inc.	59,700 [a,b]	1,580,856
Sybase, Inc.	103,200 [a]	2,179,584
Symmetricom, Inc.	203,900 [a]	1,743,345
WebEx Communications, Inc	83,300 [a]	2,804,711
		63,227,278
Utilities—2.6%
El Paso Electric Co.	124,300 [a]	2,366,672
Infrasource Services, Inc.	80,000 [a,b]	1,376,800
PNM Resources, Inc.	135,500	3,306,200
UGI Corp.	101,700	2,142,819
		9,192,491
TOTAL EQUITIES (Cost $293,209,230)		337,341,769

The Fund 29

S T A T E M E N T O F I N V E S T M E N T S (continued)

					Par	Value ($)
Short-Term Investments—0.1%			Rate (%)	Maturity	Value ($)	(Note 1A)

U.S. Government—0.1%
U.S. Treasury Bill (c) (d) (Cost $510,180)			4.490	6/15/2006	515,000	510,333

INVESTMENT OF CASH COLLATERAL—7.2%					Shares

BlackRock Cash Strategies L.L.C.
	(Cost $ 25,919,900)		4.701		25,919,900	25,919,900
TOTAL UNAFFILIATED INVESTMENTS
	(Cost $ 319,639,310)					363,772,002

AFFILIATED INVESTMENTS—6.1%

Dreyfus Institutional Preferred
	Plus Money Market Fund (e) (f)
	(Cost $22,101,758)		4.770		22,101,758	22,101,758

TOTAL INVESTMENTS—107.1% (Cost $341,741,068)						385,873,760
LIABILITIES IN EXCESS OF OTHER ASSETS—(7.1%)						(25,731,178)
NET ASSETS—100%						360,142,582

Notes to Schedule of Investments:
REIT—Real Estate Investment Trust
a	Non-income producing security
b	Security, or a portion of thereof, was on loan at 3/31/2006.
c	Rate noted is yield to maturity.
d	Denotes all or part of security segregated as collateral.
e	Stated rate is the seven day yield for the fund at 3/31/2006.
f	Affiliated institutional money market fund.

At March 31, 2005 the Fund held the following futures contracts:

			Expiration		Underlying Face	Unrealized
Contract		Position	Date		Amount at Value	Gain

Russell 2000 Index (45 contacts)		Long	6/15/2006		$16,849,600	$515,698

30

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES March 31, 2006 (Unaudited)
Value

Assets ($):
Investments in securities (Note 1A)
(including securities on loan, valued at $25,157,316 (Note 6))
Unaffiliated issuers, at value (cost $319,639,310)	363,772,002
Affiliated issuers, at value (Note 1F) (cost $22,101,758)	22,101,758
Receivable for investments sold	928,808
Interest and dividends receivable	355,954
Receivable for variation margin on open futures contracts (Note 5)	111,041
Prepaid expenses	4,281
Total assets	387,273,844

Liabilities
Payable for investments purchased	$ 1,121,760
Collateral for securities on loan (Note 6)	25,919,900
Due to Custodian	39,519
Accrued accounting, administration and custody fees (Note 2)	33,951
Accrued professional fees	14,853
Accrued trustees’ fees and expenses (Note 2)	1,271
Other accrued expenses and liabilities	8
Total liabilities	27,131,262
Net Assets (applicable to investors’ beneficial interest)	360,142,582

The accompanying notes are an integral part of the financial statements.

The Fund 31

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

STATEMENT OF OPERATIONS For the Year Ended March 31, 2006
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $830)	1,361,885
Dividend income from affiliated investments (Note 1F)	357,168
Interest income	9,806
Security lending income (Note 6)	17,995
Total investment income	1,746,854
Expenses
Investment advisory fee (Note 2)	1,058,719
Accounting, administration and custody fees (Note 2)	66,770
Professional fees	14,939
Trustees’ fees and expenses (Note 2)	11,004
Insurance expense	4,375
Miscellaneous	1,204
Total expenses	1,157,011
Net investment income	589,843

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) on:
Investments	8,875,956
Financial future transactions	806,559
Net realized gain (loss)	9,682,515
Change in unrealized appreciation (depreciation) on:
Investments	24,340,310
Financial futures contracts	486,866
Change in net unrealized appreciation (depreciation)	24,827,176
Net realized and unrealized gain (loss)	34,509,691
Net Increase in Net Assets from Operations	35,099,534

The accompanying notes are an integral part of the financial statements.

32

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended
	March 31, 2006	Year Ended
	(Unaudited)	September 30, 2005

Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	589,843	226,171
Net realized gain (loss)	9,682,515	14,244,903
Change in net unrealized
appreciation (depreciation)	24,827,176	8,955,116
Net increase (decrease)
in net assets from operations	35,099,534	23,426,190

Capital Transactions
Contributions	143,513,975	158,240,730
Withdrawals	(38,506,124)	(27,943,665)
Net increase (decrease) in net assets
from capital transactions	105,007,851	130,297,065
Total Increase (Decrease) in Net Assets	140,107,385	153,723,255

Net Assets
At beginning of period	220,035,197	66,311,942
At end of period	$360,142,582	$220,035,197
The accompanying notes are an integral part of the financial statements.

The Fund 33

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

FINANCIAL HIGHLIGHTS
				For the Period
	For the			January 28, 2003
	Six Months Ended	Year Ended		(commencement
	March 31, 2006	September 30,		of operations) to

	(Unaudited)	2005	2004	September 30, 2003

Total Return (%) [a]	12.61	21.45	30.07	29.85[b]
Ratios/Supplemental Data (%):
Expenses
(to average daily net assets)*	0.87%[c]	0.94%	1.03%	1.10%[c]
Net Investment Income
(to average daily net assets)*	0.44%[c]	0.19%	(0.10%)	(0.07%)[c]
Portfolio Turnover	34%[b]	70%	123%	102%[b]
Net Assets, End of Period
(000’s omitted) ($)	360,142	220,035	66,312	45,373

*	For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
Ratios (to average daily net assets):

Expenses	N/A	N/A	N/A	1.10%[b]
Net investment income	N/A	N/A	N/A	(0.07%)[b]

(a) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial
statements.Total return would have been lower in the absence of expense waivers.
(b) Not annualized.
(c) Computed on an annualized basis.

34

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment com-pany.The Boston Company Small Cap Value Portfolio (the “Portfolio”), is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

At March 31, 2006, there were two funds,The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the “Funds”).The value of the Funds’ investment in the Portfolio reflects the Funds’ proportionate interests in the net assets of the Portfolio.At March 31, 2006,The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 89% and 11% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days to maturity when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

(d) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

36

(e) Expenses: The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated among the funds of the Trust or the portfolios of the Portfolio Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(f) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

NOTE 2—Investment Advisory and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio’s average daily net assets.

The Portfolio entered into an agreement with Mellon Bank, N.A. (“Mellon Bank”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, administration and accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $66,770 during the six months ended March 31, 2006.

The Portfolio also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank received $7,652, for the six months ended March 31, 2006. See Note 6 for further details.

The Trust reimburses Mellon Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. No other director, offi-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

cer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust.The Fund and Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates (the “Independent Trustees”) an annual fee and the Portfolio Trust pays each Independent Trustee a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the counsel to the Independent Trustees.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2006 were as follows:

Purchases	Sales

Investments (non-U.S.
Government Securities) $181,576,500	$86,809,010

NOTE 4—Federal Taxes:
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2006, as computed on a fed-
eral income tax basis, were as follows:
Aggregate cost	$341,741,068
Unrealized appreciation	$ 49,607,887
Unrealized depreciation	(5,475,195)
Net unrealized appreciation (depreciation)	$ 44,132,692

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at

38

a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2006, the Portfolio held open financial futures contracts. See Schedule of Investments for further details.

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the six months ended March 31, 2006 and earned interest on the invested collateral of $331,041 of which $313,046 was rebated to borrowers or paid in fees. At March 31, 2006, the Portfolio had securities valued at $25,157,316 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the six months ended March 31, 2006, the expense allocated to the Portfolio was $446.

For the six months ended March 31, 2006, the Portfolio did not borrow under the credit facility.

40

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT

The 1940 Act requires that the Board of Trustees, including a majority of its Trustees who are not affiliated with the fund’s investment adviser or underwriter (the “Independent Trustees”) voting separately, approve the fund’s advisory agreement and the related fees on an annual basis.The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the “Portfolio”), which is managed by The Boston Company Asset Management (“TBCAM”). The Fund’s Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund’s Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Portfolio’s investment adviser, TBCAM (“the Adviser”), a broad range of information in response to a written request prepared on their behalf by their own legal counsel.The Independent Trustees met alone in a private session with their legal counsel on September 22, 2005 to review these materials and to discuss the proposed continuation of the Fund’s advisory agreement. Representatives of the Adviser attended a portion of the September meeting to provide an overview of its organization, personnel, resources and strategic plans, and to respond to questions and comments arising from the Independent Trustees’ review of the materials and their deliberations. The entire Board then met on October 18, 2005.

The information requested by the Independent Trustees and reviewed by the entire Board included:

1. Financial and Economic Data: The Adviser’s audited balance sheets and income statements, as well as a profitability analysis of the Adviser,

The Fund 41

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

including a separate presentation of the Adviser’s profitability relative to that of several publicly traded investment advisers;

2. Management Teams and Operations: The Adviser’s Form ADV, as well as information concerning the Adviser’s executive management, investment management, client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

3. Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services (“Lipper”) regarding the Fund’s historical performance, management fee and expense ratio compared to other funds, and the Adviser’s separate account advisory fee schedules;

4. Specific Facts Relating to the Fund: The Adviser’s commentary on the Fund’s performance (rather than the Portfolio alone), and any material portfolio manager and strategy changes that may have affected the Fund in the prior year, as well as the Fund’s “fact sheets” prepared by the Adviser providing salient data about the Fund and Portfolio, including Portfolio’s holdings, strategies, recent market conditions and outlook, as well as the Adviser’s views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

5. Other Benefits: The benefits flowing to Mellon Financial Corporation (“Mellon”) and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio’s advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.The Trustees determined that the terms and conditions of the advisory agreement and the compensation to the Adviser provided therein were fair and reasonable in light of the services performed, expenses incurred and such other matters as the

42

Trustees considered relevant in the exercise of their reasonable judg-ment.The following summary does not detail all the matters that were considered. Some of the factors that figured prominently in the Trustees’ determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by the Adviser. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders have chosen to entrust the Adviser, under the supervision of the Board, to manage the portion of their assets invested in the Fund.

Among the specific factors the Board reviewed were the investment management, administrative, compliance and related services provided by the Adviser.The Board determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees reviewed the background and experience of the Portfolio’s two portfolio managers and also met with senior management of the Adviser to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of the Adviser’s investment staff, technological infrastructure and overall responsiveness to changes in market conditions.The Board determined that the Adviser had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board considered the investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by the Adviser with input from the Trustees.The Board also compared the Fund’s investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund’s performance rankings against that universe. In addition to the information

The Fund 43

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

received by the Board for at the September 22, 2005 Board meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular Board meeting during the year.

The Board considered the Fund’s performance for the one-, three-and five-year periods ended July 31, 2005 based on the Lipper materials provided to the Board at the September 22, 2005 meeting. The Board found that the Fund’s performance compared favorably to its peer group, as it outperformed its peer group average return for the one-year period (29.28% vs. 25.58%), three-year period (23.80% vs. 21.27%) and five-year period (18.94% vs. 15.24%) .

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to the Adviser. The Lipper data presenting the Portfolio’s “net advisory fees” included fees paid by the Portfolio, as calculated by Lipper, for administrative services provided by Mellon Bank, N.A., the Trust’s custodian. Such reporting was necessary, according to Lipper, to allow the Board to compare the Portfolio’s advisory fees to those peers that include administrative fees within a blended advisory fee.

The Portfolio’s contractual advisory fee was 0.800%, which was in the 3rd quintile of its peer group of funds (1st being the best) and was equal to the median of that peer group.The Portfolio’s actual advisory fee was 0.831%, which was slightly higher than the peer group median actual advisory fee of 0.783% . Based on the Lipper data, as well as other factors discussed at the September 22, 2005 meeting, the Board determined that the Portfolio’s advisory fee is reasonable relative to its peer group averages.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of the Adviser. Based on the additional scope and complexity of the services provided and responsibilities assumed by the Adviser with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

44

The Board also considered the Fund’s (rather than solely the Portfolio’s) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund’s actual total expense ratio of 1.172% was slightly higher than the median total expense ratio of the peer group of 1.097%, largely due to its small asset size compared to its peer group.

The Adviser’s Profitability

The Board considered the Adviser’s profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by the Adviser or its affiliated investment adviser, Standish Mellon Asset Management Company, LLC (“Standish Mellon”) in managing the Portfolio and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by the Adviser, the Adviser incurred losses in managing many of the investment companies in the Mellon Institutional Funds family of funds, including the Portfolio and Fund, and that among those funds that were profitable to the Adviser, several generated only marginal profitability for the firm. The Trustees observed that the Adviser had incurred losses in operating the Portfolio in 2003 but realized a reasonable profit in 2004.

Economies of Scale

The Board also considered the extent to which economies of scale might be realized as the Fund grows.They observed that the Standish Mellon Fixed Income Portfolio, the largest fund in the complex, already had breakpoints in its fee arrangement that reflected economies resulting from its size.The Board concluded that, at existing asset levels and considering current assets growth projections, the implementation of fee breakpoints or other fee reductions with respect to the Portfolio or Fund was not necessary at this time.They requested, however, that management consider the issue of future

The Fund 45

FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT (continued)

breakpoints across the Mellon Institutional Funds complex and respond to the Independent Trustees and to present a proposal for such breakpoints or, in each case as applicable, management’s rationale as to why such future breakpoints are not necessary or appropriate for a particular Fund.

In response, the Adviser has subsequently proposed for the Independent Trustees’ consideration, forward-looking fee schedules for various types of funds across the Mellon Institutional Funds complex. These schedules contain asset-based breakpoints which vary based on the investment strategy of fund and other factors considered by the Adviser to be relevant to the issue of potential future economies of scale.The Independent Trustees and their counsel have taken this proposal under advisement.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Mellon Institutional Funds as a group, including revenues received by Mellon affiliates in consideration of custodial, administrative, transfer agency and securities lending services provided by such affiliates to the Funds. In each case, such affiliates were selected by the Board on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Board, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Funds; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Funds to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

46

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided.The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Funds and the Mellon Institutional Funds as a group.

———————

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio’s advisory agreement and the compensation to the Adviser provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for one-year period.

The Fund 47

Mellon Institutional Funds Master Portfolio

The Boston Company Small Cap Value Portfolio

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended March 31, 2006.The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES
Samuel C. Fleming (65)
Trustee (1986)
c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453
Principal Occupation During Past 5 Years:
• Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $2,048 (Fund); $250 (Portfolio)
———————
Caleb Loring III (62)
Trustee (1986)
c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915
Principal Occupation During Past 5 Years:
• Trustee, Essex Street Associates (family investment trust office)
Number of Portfolios in Fund Complex Overseen by Trustee 34
Trustee Remuneration (period ended March 31, 2006): $2,234 (Fund); $250 (Portfolio)
———————
Benjamin M. Friedman (61)
Trustee (1989)
c/o Harvard University, Littauer Center 127, Cambridge, MA 02138
Principal Occupation During Past 5 Years:
• William Joseph Maier, Professor of Political Economy, Harvard University
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $2,048 (Fund); $250 (Portfolio)

48

I N D E P E N D E N T T R U S T E E S ( c o n t i n u e d )
John H. Hewitt (71)
Trustee (1986)
P.O. Box 2333, New London, NH 03257
Principal Occupation During Past 5 Years:
• Trustee, Mertens House, Inc. (hospice)
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $2,048 (Fund); $250 (Portfolio)

I N T E R E S T E D T R U S T E E S
Patrick J. Sheppard (40)
Trustee, President and Chief Executive Officer (2003)
The Boston Company Asset Management, LLC, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• President and Chief Operating Officer of The Boston Company Asset Management, LLC;
formerly Senior Vice President and Chief Operating Officer, Mellon Asset Management
(“MAM”) and Vice President and Chief Financial Officer, MAM
Number of Portfolios in Fund Complex Overseen by Trustee: 34
Trustee Remuneration (period ended March 31, 2006): $0 (Fund)

P R I N C I P A L O F F I C E R S W H O A R E N O T T R U S T E E S
Barbara A. McCann (45)
Vice President and Secretary (2003)
Mellon Asset Management, One Boston Place, Boston, MA	02108
Principal Occupation(s) During Past 5 Years:
• Senior Vice President and Head of Operations, Mellon Asset Management (“MAM”); formerly
First Vice President, MAM and Mellon Global Investments
———————
Steven M. Anderson (40)
Vice President (1999) and Treasurer (2002)
Mellon Asset Management, One Boston Place, Boston, MA	02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Mutual Funds Controller, Mellon Asset	Management; formerly Assistant Vice
President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC

The Fund 49

TRUSTEES AND OFFICERS (continued)
P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S ( c o n t i n u e d )
Denise B. Kneeland (54)
Assistant Vice President (1996)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Manager, Mutual Funds Operations, Mellon Asset Management; formerly
Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management, LLC
———————
Cara E. Hultgren (35)
Assistant Vice President (2001)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Assistant Vice President and Manager of Compliance, Mellon Asset Management (“MAM”);
formerly Manager of Shareholder Services, MAM, and Shareholder Representative, Standish
Mellon Asset Management Company LLC
———————
Mary T. Lomasney (49)
Chief Compliance Officer (2005)
Mellon Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• First Vice President, Mellon Asset Management and Chief Compliance Officer, Mellon Funds
Distributor and Mellon Optima L/S Strategy Fund, LLC; formerly Director, Blackrock, Inc.,
Senior Vice President, State Street Research & Management Company (“SSRM”), and Vice
President, SSRM

50

NOTES

For	More	Information

Dreyfus Premier
Small Cap Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Custodian and Sub Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

P:\Edgar Filings\Pending\720\NCSRS-720-5-06\formncsrsemi720.DOC

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 26, 2006

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 26, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 26, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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